AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2001

                                                              File No. 333-50737
                                                               File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4
                                       AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 33


                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                 CAROL S. WATSON
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                               JOAN E. BOROS, ESQ.
                           CHRISTOPHER S. PETITO, ESQ.
                                 Jorden Burt LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805
                            ------------------------

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become  effective:

     immediately  upon filing  pursuant to paragraph  (b) of Rule 485
 X   on May 1  pursuant  to  paragraph  (b) of Rule 485
     60 days after filing pursuant to paragraph (a) of rule 485 on , 1999 pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.
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                              CROSS REFERENCE SHEET
 Showing Location in Part A (Prospectus) and Part B of Registration Statement of
                   Additional Information Required by Form N-4

ITEM OF FORM N-4
PART A: INFORMATION REQUIRED IN A PROSPECTUS
------------------------------------------------
  1.    Cover Page............................................................Cover Page

  2.    Definitions...........................................................Definitions

  3.    Synopsis..............................................................Questions and
                                                                              Answers About your Contract; Fee Tables; Examples;
                                                                              Explanation of Fee Tables and Examples

  4.    Condensed Financial Information
        (a) Accumulation Unit Values..........................................Not Applicable
        (b) Explanation of Calculation of Performance.........................Appendix A: Portfolios and Performance Data
        (c) Location of Other Financial Statements............................Condensed Financial Data

  5.    General Description of Registrant, Depositor, and
          Portfolio Companies
        (a) Depositor.........................................................Lincoln Benefit
                                                                              Life Company
        (b) Registrant........................................................Lincoln Benefit
                                                                              Life Variable Annuity Account
        (c) Portfolio Companies...............................................The Portfolios
        (d) Portfolio Company Prospectuses....................................The Portfolios
        (e) Voting Rights.....................................................Voting Rights
        (f) Administrators....................................................Administration

  6.    Deductions
        (a) General...........................................................Contract Charges
        (b) Sales Load Percent................................................Not applicable
        (c) Special Purchase Plans............................................Not applicable
        (d) Commissions.......................................................Distribution of the Contracts
        (e) Portfolio Expenses................................................Other Expenses
        (f) Operating Expenses................................................Fee Tables; Contract Charges

  7.    General Description of Contracts
        (a) Persons with Rights...............................................Description of the
                                                                              Contracts; Annuity Benefits; Other Contract Benefits;
                                                                              Voting Rights; Beneficiary
        (b) (i)   Allocation of Purchase Payments.............................Allocation of Purchase Payments
            (ii)  Transfers...................................................Purchases and
                                                                              Contract Value; Transfers During Annuity Period
            (iii) Exchanges...................................................Not Applicable
        (c) Changes...........................................................Modification of the
Contract
        (d) Inquiries.........................................................Questions and
                                                                              Answers about Your Contract: Who Should I Contact for
                                                                              More Information

  8.    Annuity Period........................................................Annuity Benefits

  9.    Death Benefit.........................................................Death Benefit

 10.    Purchases and Contract Value..........................................Purchases and Contract Value;
                                                                              Distribution of the Contracts

 11.    Redemptions
        (a) By Owners.........................................................Withdrawals (Redemptions);
                                                                              Substantially Equal Periodic Payments; Systematic
                                                                              Withdrawal Program
        (b) By Annuitant......................................................Annuity Options
        (c) Texas ORP.........................................................Not Applicable
        (d) Lapse.............................................................Minimum Contract
                                                                              Value
        (e) Free Look.........................................................Free Look Period

 12.    Taxes.................................................................Taxes

 13.    Legal Proceedings.....................................................Legal Proceedings

 14.    Table of Contents of SAI..............................................Table of Contents of SAI
ITEM OF FORM N-4
PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------------------

 15.    Cover Page............................................................Cover Page

 16.    Table of Contents.....................................................Table of Contents

 17.    General Information and History
          (a) Depositor's Name................................................Not Applicable
          (b) Assets of Subaccount............................................Not Applicable
          (c) Control of Depositor............................................Prospectus: Lincoln Benefit
                                                                              Life Company

 18.    Services
          (a) Fees and Expenses of Registrant.................................Not Applicable
          (b) Management Contracts............................................Not Applicable
          (c) Custodian.......................................................Prospectus: Separate Account
              Independent Public Accountant...................................Prospectus: Experts
          (d) Assets of Registrant............................................Prospectus: Separate Account
          (e) Affiliated Persons..............................................Not Applicable
          (f) Principal Underwriter...........................................Prospectus: Distribution of
                                                                              the Contracts

 19.    Purchase of Securities Being Offered..................................Prospectus: Distribution of the
                                                                              Contracts

 20.    Underwriters..........................................................Prospectus: Distribution of
                                                                              the Contracts

 21.    Calculation of Performance Data.......................................Prospectus: Appendix A: Portfolios
                                                                              and Performance Data; Separate Account Performance

 22.    Annuity Payments......................................................SAI: The Contract

 23.    Financial Statements
          (a) Financial Statements of Registrant..............................SAI: Financial Statements
          (b) Financial Statements of Depositor...............................Prospectus: Financial Statements

PART C: OTHER INFORMATION
------------------------------------------------------------------------------
The information required to be provided in Part C is separately identified by Item number.

                                   PROSPECTUS
                                FLEXIBLE PREMIUM
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                          Lincoln Benefit Life Company
                               IN CONNECTION WITH
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
            STREET ADDRESS: 2940 SOUTH 84TH STREET, LINCOLN, NE 68506
            MAILING ADDRESS: P. O. BOX 82532, LINCOLN, NE 68501-2532
                        Telephone Number: 1-800-525-9287

The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis.

         Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers forty investment options, each of which is a subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of one of the following Portfolios:

Janus Aspen Series: Flexible Income Portfolio, Balanced Portfolio, Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio

Federated Insurance Series: Utility Fund II, Fund for U.S. Government Securities II, High Income Bond Fund II


Fidelity Variable Insurance Products Fund: Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio,

Asset Manager Portfolio, Contrafund Portfolio, Index 500 Portfolio

The Alger American Fund: Income and Growth Portfolio, Small Capitalization Portfolio, Growth Portfolio, MidCap Growth Portfolio, Leveraged AllCap Portfolio


Scudder Variable Series I: Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Global Discovery Portfolio, International Portfolio

Strong Variable Insurance Funds, Inc.: Discovery Fund II, MidCap Growth Fund II


Strong Opportunity Fund II, Inc.: Opportunity Fund II

T. Rowe Price International Series, Inc.: T. Rowe Price International Stock Portfolio

T. Rowe Price Equity Series,  Inc.: T. Rowe Price New America Growth  Portfolio,
T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price Equity Income Portfolio


MFS Variable Insurance Trust: Investors Trust Series (formerly known as Growth with Income Series), Research Series, Emerging

Growth Series, Total Return Series, New Discovery Series

STI Classic Variable Trust: Capital Appreciation, International Equity, Value Income Stock

Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are 90 years old or older before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, and transfers to the Subaccounts.

In certain states the contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.


(continued on next page)





The Securities and Exchange Commission has not Approved or Disapproved these Securities nor has it Passed on the Accuracy or the Adequacy of this Prospectus. Any Representation to the Contrary is a Criminal Offense.


                   The Date of this Prospectus is May 1, 2001.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2001. The information in the Statement of Additional Information, dated May, 2001, is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 36 of this prospectus.


At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-800-SEC-0330 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

This Prospectus is Valid only if Accompanied or Preceded by Current Prospectuses for the Portfolios Listed Above. If any of these Prospectuses is Missing or Outdated, Please Contact Us and We Will Send You the Prospectus You Need.

Please Read This Prospectus Carefully and Retain It for Your Future Reference.

                                TABLE OF CONTENTS




DEFINITIONS..............................................................
FEE TABLES...............................................................
EXAMPLES.................................................................
EXPLANATION OF FEE TABLES AND EXAMPLES...................................
QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT................................
CONDENSED FINANCIAL INFORMATION..........................................
DESCRIPTION OF THE CONTRACTS.............................................
Summary..................................................................
Contract Owner...........................................................
Annuitant................................................................
Modification of the Contract.............................................
Assignment...............................................................
Free Look Period.........................................................
PURCHASES AND CONTRACT VALUE.............................................
Minimum Purchase Payment.................................................
Automatic Payment Plan...................................................
Allocation of Purchase Payments..........................................
Contract Value...........................................................
Separate Account Accumulation Unit Value.................................
Transfer During Accumulation Period......................................
Transfers Authorized by Telephone........................................
Excessive Trading Limits
Automatic Dollar Cost Averaging Program..................................
Portfolio Rebalancing....................................................
THE INVESTMENT AND FIXED ACCOUNT OPTIONS.................................
Separate Account Investments.............................................
The Portfolios...........................................................
Voting Rights............................................................
Additions, Deletions, and Substitutions of Securities....................
The Fixed Account........................................................
General..................................................................
Guaranteed Maturity Fixed Account Option.................................
Market Value Adjustment..................................................
Dollar Cost Averaging Fixed Account Option...............................
ANNUITY BENEFITS.........................................................
Annuity Date.............................................................
Annuity Options..........................................................
Other Options............................................................
Annuity Payments: General................................................
Variable Annuity Payments................................................
Fixed Annuity Payments...................................................
Transfers During Annuity Period..........................................
Death Benefit During Annuity Period......................................
Certain Employee Benefit Plans...........................................
OTHER CONTRACT BENEFITS..................................................
Death Benefit............................................................
Beneficiary..............................................................
Contract Loans for 401(a), 401(k), and 403(b) Contracts..................
Withdrawals (Redemptions)................................................
Substantially Equal Periodic Payments....................................
Systematic Withdrawal Program............................................
ERISA Plans..............................................................
Minimum Contract Value...................................................
CONTRACT CHARGES.........................................................
Mortality and Expense Risk Charge........................................
Administrative Charges...................................................

  Contract Maintenance Charge............................................
  Administrative Expense Charge..........................................
  Transfer Fee...........................................................
Premium Taxes............................................................
Deduction for Separate Account Income Taxes..............................
Other Expenses...........................................................
FEDERAL TAX MATTERS......................................................
Taxation of Annuities in General.........................................
Tax Qualified Contracts..................................................
Income Tax Withholding...................................................
DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT.....
Lincoln Benefit Life Company.............................................
Separate Account.........................................................
State Regulation of Lincoln Benefit......................................
ADMINISTRATION...........................................................
MARKET TIMING AND ASSET ALLOCATION SERVICES..............................
DISTRIBUTION OF CONTRACTS................................................
LEGAL PROCEEDINGS........................................................
LEGAL MATTERS............................................................
REGISTRATION STATEMENT...................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................
APPENDIX A ACCUMULATION UNIT VALUES......................................
APPENDIX B PORTFOLIOS AND PERFORMANCE DATA...............................
APPENDIX C ILLUSTRATION OF A MARKET VALUE ADJUSTMENT.....................


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                                   DEFINITIONS



Please refer to this list for the meaning of the following terms:

Accumulation Period - The period, beginning on the Issue Date, during which Contract Value builds up under your Contract.

Accumulation Unit - A unit of measurement which we use to calculate Contract Value.

Annuitant - The natural person on whose life the annuity benefits under a Contract are based.

Annuitization - The process to begin annuity payments under the Contract.

Annuitized Value - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity Period - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

Annuity Unit - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

Beneficiary(ies) - The person(s) designated to receive any death benefits under the Contract.

Company ("We," "Us," "Our," "Lincoln Benefit") -  Lincoln Benefit Life Company.

Contract Anniversary -  Each anniversary of the Issue Date.

Contract Owner ("You") - The person(s) having the privileges of ownership defined in the Contract. If your Contract is issued as part of a retirement plan, your ownership privileges may be modified by the plan.

Contract Value - The sum of the values of your interests in the Subaccounts of the Separate Account and the Fixed Account.

Contract Year - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

Contribution Year - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

Fixed Account - The portion of the Contract Value allocated to our general account.

Fixed Annuity - A series of annuity payments that are fixed in amount.

Guarantee Periods - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

Issue Date - The date when the Contract becomes effective.

Latest Annuity Date - The latest date by which you must begin annuity payments under the Contract.

Loan Account - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

Market Value Adjustment - An amount added to or subtracted from certain transactions involving your interest in the Fixed Account, to reflect the impact of changing interest rates.

Net Investment Factor - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

Non-Qualified Plan - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

Portfolio(s) - The underlying mutual funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

Purchase Payments - Amounts paid to us as premium for the Contract by you or on your behalf.

Qualified Plan - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

Separate Account - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

Subaccount - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

Surrender Value - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

Tax Code -  The Internal Revenue Code of 1986, as amended.

Treasury Rate - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

Valuation Date - Each day the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

Variable Annuity - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which your Contract Value has been allocated.

                                   FEE TABLES



Contract Owner Transaction Expenses

Sales Charge - None.




ANNUAL CONTRACT MAINTENANCE CHARGE.................................................................$35.00
TRANSFER FEE (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the transfer fee)..............................................................$10.00
SEPARATE ACCOUNT EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH OF THE
  SUBACCOUNTS OF THE SEPARATE ACCOUNT)
         Mortality and Expense Risk Charge..........................................................1.30%
         Administrative Expense Charge..............................................................0.10%


         Separate Account Annual Expenses...........................................................1.40%




                            PORTFOLIO ANNUAL EXPENSES
                 (After Voluntary Reductions and Reimbursements)
            (as a percentage of Portfolio average daily net assets)1


                                                                                                 Total Portfolio
Portfolio                                              Management Fees      Other Expenses       Annual Expenses
------------------------------                      ------------------ ---------------------- ----------------------

Janus Aspen Series
     Flexible Income                                      0.65%                0.11%                  0.76%
     Balanced (7)                                         0.65%                0.01%                  0.66%
     Growth (7)                                           0.65%                0.02%                  0.67%
     Aggressive Growth (7)                                0.65%                0.01%                  0.66%
     Worldwide Growth (7)                                 0.65%                0.04%                  0.69%
Federated Insurance Series
     Utility II (2)                                       0.75%                0.16%                  0.91%
     U.S. Government Securities II (2)                    0.60%                0.24%                  0.84%
     High Income Bond II (2)                              0.60%                0.16%                  0.76%
Fidelity Variable Insurance Products Fund
     Money Market (3,6)                                   0.27%                0.08%                  0.35%
     Equity-Income (3,4)                                  0.48%                0.08%                  0.56%
     Growth (3,4)                                         0.57%                0.08%                  0.65%
     Overseas (3,4)                                       0.72%                0.17%                  0.89%
     Asset Manager (3)                                    0.53%                0.08%                  0.61%
     Contrafund (3,4)                                     0.57%                0.09%                  0.66%
     Index 500 (3,5)                                      0.24%                0.09%                  0.33%
The Alger American Fund
     Income and Growth                                   0.625%                .075%                  0.70%
     Small Capitalization                                 0.85%                0.05%                  0.90%
     Growth                                               0.75%                0.04%                  0.79%
     Midcap Growth                                        0.80%                0.04%                  0.84%
     Leveraged AllCap                                     0.85%                0.05%                  0.90%
Scudder Variable Series I
     Bond                                                 0.48%                0.10%                  0.58%
     Balanced                                             0.48%                0.06%                  0.54%
     Growth and Income                                    0.47%                0.07%                  0.54%
     Global Discovery (11)                                0.82%                0.43%                  1.25%
     International                                        0.81%                0.15%                  0.96%
Strong Variable Insurance Funds, Inc.
     Discovery II (13)                                    1.00%                0.22%                  1.22%
     Midcap Growth II (13)                                1.00%                0.15%                  1.15%
Strong Opportunity Fund II, Inc.
     Opportunity II (13)                                  1.00%                0.11%                  1.11%
T. Rowe Price International Series, Inc.
     T. Rowe Price International Stock (14)               1.05%                0.00%                  1.05%
T. Rowe Price Equity Series, Inc.
     T. Rowe Price New America Growth (14)                0.85%                0.00%                  0.85%
     T. Rowe Price Mid-Cap Growth (14)                    0.85%                0.00%                  0.85%
     T. Rowe Price Equity Income (14)                     0.85%                0.00%                  0.85%
MFS Variable Insurance Trust
     Investors Trust (8,9)                                0.75%                0.12%                  0.87%
     Research (8)                                         0.75%                0.10%                  0.85%
     Emerging Growth (8)                                  0.75%                0.10%                  0.85%
     Total Return (8)                                     0.75%                0.15%                  0.90%
     New Discovery (8,10)                                 0.90%                0.16%                  1.06%
STI Classic Variable Trust
     STI Capital Appreciation (12)                        0.92%                0.23%                  1.15%
     STI Value Income Stock (12)                          0.69%                0.26%                  0.95%
     STI International Equity (12)                        0.77%                0.83%                  1.60%
-------------

1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2. The expense figures reflect the voluntary waiver of all or a portion of the "Management Fees." The maximum "Management Fees" for the indicated Portfolios and the "Total Portfolio Annual Expenses" absent the voluntary waiver are as follows: 0.60% and 1.09%, respectively, for the Federated Fund for U.S. Government Securities II; 0.60% and 1.01%, respectively, for the Federated High Income Bond Fund II; and 0.75% and 1.16%, respectively, for the Federated Utility Fund II.

3.   Initial Class.

4. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details. Had these reductions been taken into account, "Total Portfolio Annual Expenses" would have been as follows: 0.55% for Equity-Income, 0.64% for Growth, 0.87% for Overseas, and 0.63% for Contrafund.

5. The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

6. The "Total Portfolio Annual Expenses" provided are based on historical expenses, and are adjusted higher to reflect the current management fee structure.

7. Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios.

8. Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher that the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth Series, 0.86% for Investors Trust Series, 1.05% for New Discovery Series, 0.84% for Research Series, and 0.89% for Total Return Series.

9. Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

10. MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series for the current fiscal year: 0.15% for New Discovery Series. This contractual fee arrangement will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which overseas the series.

11. Beginning May 1, 2001 the Portfolio's adviser has agreed to waive a portion of its fees to the extent necessary to limit the "Total Portfolio Annual Expenses" of the Global Discovery Portfolio to 1.25% of average daily net assets. Without this waiver, "Total Portfolio Annual Expenses" would have been 1.41%. This expense limit will remain in effect until April 30, 2002.

12. Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:


                                                                                                                    Total Portfolio
Portfolio                                        Management Fees      Rule 12b-1 Fees        Other Expenses         Annual Expenses
----------------------------------------------- ------------------ ---------------------- ---------------------- -------------------
STI Classic Variable Trust
     STI Capital Appreciation                          1.15%                 N/A                   0.23%                  1.38%
     STI Value Income Stock                            0.80%                 N/A                   0.26%                  1.06%
     STI International Equity                          1.25%                 N/A                   0.83%                  2.08%

     The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

13. Absent voluntary reductions and reimbursements for certain Portfolios, "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows: 1.25% for Strong Discovery Fund II, 1.16% for Strong Midcap Growth Fund II, and 1.18% for Strong Opportunity Fund II.

14.  "Management Fees" include operating expenses.


EXAMPLES

AT THE END OF THE APPLICABLE TIME PERIOD, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING 5% ANNUAL RETURN ON ASSETS.



Sub-Account                                                                           1 Year     3 Years     5 Years      10 Years
-----------                                                                           ------     -------     -------      --------

Janus Aspen Flexible Income                                                            $22         $68         $116         $249
Janus Aspen Balanced                                                                   $21         $65         $111         $239
Janus Aspen Growth                                                                     $21         $65         $111         $240
Janus Aspen Aggressive Growth                                                          $21         $65         $111         $239
Janus Aspen Worldwide Growth                                                           $21         $65         $112         $242

Federated Utility II                                                                   $23         $72         $124         $265
Federated US Govt Securities II                                                        $23         $70         $120         $257
Federated High Income Bond                                                             $22         $68         $116         $249

Fidelity Money Market                                                                  $18         $55         $95          $206
Fidelity Equity Income                                                                 $20         $62         $106         $229
Fidelity Growth                                                                        $21         $64         $110         $238
Fidelity Overseas                                                                      $23         $72         $123         $263
Fidelity Contrafund                                                                    $21         $65         $111         $239
Fidelity VIP II Asset Manager                                                          $20         $63         $108         $234
Fidelity VIP II Index 500                                                              $18         $54         $94          $204

Alger Income & Growth                                                                  $21         $66         $113         $243
Alger Small Capitalization                                                             $23         $72         $123         $264
Alger Growth                                                                           $22         $69         $117         $252
Alger MidCap Growth                                                                    $23         $70         $120         $257
Alger Leveraged AllCap                                                                 $23         $72         $123         $264

Scudder Bond                                                                           $20         $62         $107         $231
Scudder Balanced                                                                       $20         $61         $105         $226
Scudder Growth & Income                                                                $20         $61         $105         $226
Scudder Global Discovery                                                               $27         $82         $141         $298
Scudder International                                                                  $24         $74         $126         $270

Strong Discovery II                                                                    $27         $81         $139         $295
Strong Midcap Growth II                                                                $26         $79         $136         $289
Strong Opportunity II                                                                  $25         $78         $134         $285

T. Rowe Price International Stock                                                      $25         $76         $131         $279
T. Rowe Price New America Growth                                                       $23         $70         $120         $258
T. Rowe Price Mid-Cap Growth                                                           $23         $70         $120         $258
T. Rowe Price Equity Income                                                            $23         $70         $120         $258

MFS Investors Trust                                                                    $23         $71         $122         $261
MFS Research                                                                           $23         $70         $120         $258
MFS Emerging Growth                                                                    $23         $70         $120         $258
MFS Total Return                                                                       $23         $72         $123         $264
MFS New Discovery                                                                      $25         $77         $131         $280

STI Capital Appreciation                                                               $26         $79         $136         $289
STI Value Income                                                                       $24         $73         $126         $269
STI International Equity                                                               $30         $93         $158         $332


                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. We have included the table and examples shown above to assist you in understanding the costs and expenses that you will bear directly or indirectly by investing in the Separate Account. The table reflects expenses of the Separate Account as well as the Portfolios. For additional information, you should read "Contract Charges," which begins on page 30 below; you should also read the sections relating to expenses of the Portfolios in their prospectuses. The examples do not include any taxes or tax penalties you may be required to pay if you surrender your Contract. The examples assume that the fee waivers and expense reimbursements discussed above will continue for the periods shown.

2. The examples assume that you did not make any transfers. We are currently waiving the transfer fee, but in the future, we may decide to charge $10 for the second and each subsequent transfer within a calendar month. Premium taxes are not reflected. Currently, we deduct premium taxes (which range from 0% to 3.5%) either from premium received or from Contract Value upon full surrender, death or annuitization.

3. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, which we calculated by dividing the total amount of contract maintenance charges expected to be collected during a year by the total estimated average net assets of the Subaccounts and the Fixed Account attributable to the Contracts.

4. Your expenses will be the same regardless of whether you surrender, annuitize, or continue to hold your Contract at the end of the applicable time period, because we do not charge a withdrawal charge on surrenders or annuitizations of this Contract.

NEITHER THE FEE TABLES NOR THE EXAMPLES SHOULD BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. SIMILARLY, THE ANNUAL RATE OF RETURN OF 5% ASSUMED IN THE EXAMPLE IS NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE.

                              QUESTIONS AND ANSWERS
                               ABOUT YOUR CONTRACT

The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the Prospectus. Please read the Prospectus carefully.

1. What is the Contract?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Subaccount and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of a mutual fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. What Annuity Options does the Contract offer?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

o    a life annuity with payments guaranteed for five to twenty years;

o a joint and full survivorship annuity, with payments guaranteed for five to twenty years; and

o    fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Subaccounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. How do I buy a Contract?


You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $25,000 in a lump sum as an initial Purchase Payment. Subsequent Purchase Payments must be at least $500. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.


4. What are my investment choices under the Contract?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the following Portfolios:


        Fund                                                           Portfolio(s)
        ----                                                           ------------
Janus Aspen Series                                                     Flexible Income Portfolio
                                                                       Balanced Portfolio
                                                                       Growth Portfolio
                                                                       Aggressive Growth Portfolio
                                                                       Worldwide Growth Portfolio
----------------------------------------------------------------------------------------------------
Federated Insurance Series                                             Utility Fund II
                                                                       Fund for U.S. Government Securities II
                                                                       High Income Bond Fund II
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:                             Money Market Portfolio
                                                                       Equity-Income Portfolio
                                                                       Growth Portfolio
                                                                       Overseas Portfolio
                                                                       Asset Manager Portfolio
                                                                       Contrafund Portfolio
                                                                       Index 500 Portfolio
----------------------------------------------------------------------------------------------------
The Alger American Fund                                                Income and Growth Portfolio
                                                                       Small Capitalization Portfolio
                                                                       Growth Portfolio
                                                                       MidCap Portfolio
                                                                       Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------
Scudder Variable Series I                                              Bond Portfolio
                                                                       Balanced Portfolio
                                                                       Growth and Income Portfolio
                                                                       Global Discovery Portfolio
                                                                       International Portfolio
-----------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.                                  Discovery Fund II
                                                                       MidCap Growth Fund II
-----------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                       Opportunity Fund II
-----------------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc.                               T. Rowe Price International Stock Portfolio
-----------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.                                      T. Rowe Price New America Growth Portfolio
                                                                       T. Rowe Price Mid-Cap Growth Portfolio
                                                                       T. Rowe Price Equity Income Portfolio
-----------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust                                           Investors Trust Series
                                                                       Research Series
                                                                       Emerging Growth Series
                                                                       Total Return Series
                                                                       New Discovery Series
----------------------------------------------------------------------------------------------------
STI Classic Variable Trust                                             Capital Appreciation Fund
                                                                       International Equity Fund
                                                                       Value Income Stock Fund
----------------------------------------------------------------------------------------------------


Some of the Portfolios described in this Prospectus may not be available in your Contract. Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

5. What is the Fixed Account option?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Subaccounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred monthly to your chosen Subaccounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions: (1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option; (2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts; (3) when you allocate part of your interest in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period; (4) when you annuitize your Contract; and (5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:
(1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction; (2) it is necessary to meet IRS minimum withdrawal requirements.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

(1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

(2)  how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. What are my expenses under the Contract?

Contract Maintenance Charge. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Subaccounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.

Administrative Expense Charge and Mortality and Expense Risk Charge. We impose a mortality and expense risk charge at an annual rate of 1.30% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

Transfer Fee. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.

Premium Taxes. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.

Other Expenses. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. How will my investment in the Contract be taxed?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. The taxable portion of a withdrawal or distribution is taxed as ordinary income.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. Do I have access to my money?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $5,000.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. What is the Death Benefit?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a natural person. To obtain payment of the Death Benefit, the Beneficiary must submit to us written proof of death as specified in the Contract.

The death benefit is the greatest of the following:

     (1) your total Purchase Payments reduced proportionately for any prior partial withdrawals;

     (2)  your Contract Value;

     (3)  the amount you would have received by surrendering your Contract; or


     (4) your highest Contract Value on any Contract Anniversary, increased by the total Purchase Payments since that Contract Anniversary and reduced proportionately by any partial withdrawals since that Contract Anniversary.


In relation to (1) and (4) above, the Death Benefit will be recalculated until the oldest owner, or the annuitant if the owner isn't a living individual, attains age 85.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. What else should I know?

Allocation of Purchase Payments. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

Transfers. During the Accumulation Period, you may transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our automatic dollar cost averaging or portfolio rebalancing programs. You may not use both programs at the same time.

Under the dollar cost averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Subaccounts may be made monthly, quarterly, or annually.

Under the portfolio rebalancing program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a portfolio rebalancing program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or from the Subaccounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

Free-Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.

11. Who can I contact for more information?

You can write to us at Lincoln Benefit Life Company, P.O. Box 82532, Lincoln, Nebraska 68501-2532, or call us at (800)525-9287.

                         CONDENSED FINANCIAL INFORMATION


Attached  as  Appendix  A is a table  showing  selected  information  concerning
Accumulation Unit Values for each Subaccount for each year since we started offering the Contracts. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Annual Contract Maintenance Charge. The information in the table is included in the Separate Account's financial statements. To obtain a fuller picture of each subaccounts finances and performance, you should review the Separate Account's financial statements, which are in the Separate Account's Annual Report dated as of December 31, 2000, contained in the Statement of Additional Information. The Statement of Additional Information also includes a brief explanation of how performance of the Subaccounts is calculated. We have included Lincoln Benefit's financial statements in its Annual Report on Form 10-K for the year ended December 31, 2000, incorporated herein by reference.


                          DESCRIPTION OF THE CONTRACTS

Summary. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


Contract Owner. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. If your Contract was issued under a Qualified Plan, however, the Plan may limit or modify your rights and privileges under the Contract and may limit your right to choose someone else to receive benefits. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application.


Annuitant. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. You may also designate a Co-Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

Modification of the Contract. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment. Before the Annuity Date, if the Annuitant is still alive, you may assign a Contract issued under a Non-Qualified Plan that is not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"). If a Contract is issued pursuant to a Qualified Plan or a Non-Qualified Plan that is subject to Title 1 of ERISA, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

Because of the potential tax consequences and ERISA issues arising from an assignment, you should consult with an attorney before trying to assign your Contract.

Free Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Subaccounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Subaccounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Subaccount. Your Contract will contain specific information about your free-look rights in your state.

                          PURCHASES AND CONTRACT VALUE

Minimum Purchase Payment. The minimum initial Purchase Payment for a Contract is $25,000. You must pay it in a lump sum. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent
Purchase Payments may be made in amounts of $500 or more. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.

Automatic Payment Plan. You may make scheduled Purchase Payments of $100 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

Allocation of Purchase Payments. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent
Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Subaccount and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Subaccounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some  states,  however,  we are  required  to return at least  your  Purchase
Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free-look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.

Contract Value. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your interest in the Fixed Account.

Separate Account Accumulation Unit Value. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Subaccount. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We determine the Accumulation Unit Value for each Subaccount Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Subaccount and, therefore, your Contract Value.

Transfer During Accumulation Period. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.


As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 2000, our offices will be closed on November 23rd, December 24th, and December 31st. For transfers requested on these days, we will make the transfer on the first subsequent day on which we and the NYSE are open.


If you transfer an amount from the Fixed Account to a Subaccount before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 23 below.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

Transfers Authorized by Telephone. You may make transfers by telephone, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

We may charge you the transfer fee described on page 30 below, although we currently are waiving it. In addition, we may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


Excessive Trading Limits

If allowed in your state, we reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract owner or certain Contract owners, if:

o we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


Automatic Dollar Cost Averaging Program. Under our Automatic Dollar Cost Averaging Program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Subaccounts of your choosing, including other Subaccounts or the Guaranteed Maturity Fixed Account Option. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Subaccounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. If you elect this program, the first transfer will occur twenty-five days after your Issue Date. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfer from a Subaccount with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the Balanced Portfolio, 40% in the Growth Portfolio-Janus Aspen Series and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually until your Annuity Date. Portfolio Rebalancing is not available after you annuitize. We will not charge a transfer fee for Portfolio Rebalancing. We will automatically terminate this program if you request any transfer outside of the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been cancelled, then you must complete a new Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time before your Annuity Date by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

Separate Account Investments

The Portfolios. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy. Appendix B contains a description of how advertised performance data for the Subaccounts are computed.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.

Janus Aspen Series (investment adviser: Janus Capital Corporation)

Flexible Income Portfolio seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on current income. This Portfolio invests in all types of income-producing securities. This Portfolio may have substantial holdings of debt securities rated below investment grade. Investments in such securities present special risks; you are urged to carefully read the risk disclosure in the accompanying prospectus for the Portfolio before allocating amounts to the Janus Flexible Income Subaccount.

Balanced Portfolio seeks long term growth of capital balanced by current income. This Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Growth Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified fund. It normally invests at least 50% of its equity assets in securities issued by medium-sized companies, which are companies whose market capitalizations at the time of purchase by the Portfolio fall within the same range as companies in the S&P MidCap 400 Index. This range is expected to change on a regular basis. This Portfolio may invest its remaining assets in smaller or larger issuers.

Worldwide Growth Portfolio seeks long-term growth of capital by investing in a diversified portfolio of common stocks of foreign and domestic issuers of any size. This Portfolio normally invests in issuers from at least five different countries including the United States.


Federated Insurance Series (investment adviser: Federated Investment Management Company )


Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

Federated Fund for U.S. Government Securities II's investment objective is to provide current income. The Fund pursues its objective by investing primarily in U.S. government securities which include agency mortgage (FHLMC, FNMA, GNMA), U.S. Treasury and agency debenture securities.

Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65 percent of the Fund's assets are invested in corporate bonds rated BBB or lower. The adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification.

Fidelity  Variable  Insurance  Products  Fund  (investment   adviser:   Fidelity
Management & Research Company)

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. This Portfolio will invest in U.S. dollar-denominated money market securities of domestic and foreign insurers, including U.S. government securities and repurchase agreements.

Equity-Income Portfolio seeks reasonable income by investing normally in income-producing equity securities. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Composite Stock Price Index. At least 65% of this Portfolio's assets is normally invested in income-producing common or preferred stock. The Portfolio, however, has the flexibility to invest the balance in other types of domestic and foreign securities, including bonds.

Growth Portfolio seeks to achieve capital appreciation. This Portfolio normally invests primarily in common stocks which are believed to have above average growth potential.

Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. At least 65% of this Portfolio's assets is normally invested in securities of issuers outside of the United States. The Portfolio normally diversifies its investments across countries and regions.

Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term/money market securities. Usually, this Portfolio's assets will be allocated within the following guidelines: 50% in stocks (can range from 30-70%); 40% in bonds (can range from 20-60%); and 10% in short-term/money market instruments (can range from 0-50%).

Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies whose value the Portfolio's adviser believes is not fully recognized by the public. This Portfolio usually invests primarily in common stock of domestic and foreign issuers.

Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S. as represented by the S&P 500 while keeping transaction costs and other expenses low.

The Alger American Fund (investment adviser: Fred Alger Management, Inc.)

Income and Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.


MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Scudder Variable Series I (investment adviser:Zurich Scudder Investments) The Scudder Variable Life Series I has two classes of shares. The Subaccounts invest in Class A shares, which do not impose distribution fees.


Bond Portfolio seeks high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, this Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. This Portfolio can invest in a broad range of short, intermediate and long-term securities.

Balanced Portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk. The Portfolio will invest its assets in equity securities, debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding thirteen months. Generally, 25%-50% of the Portfolio's net assets are invested in bonds.

Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income. In pursuing these three objectives, the Portfolio invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. The Portfolio allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Portfolio generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market.

International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries, excluding the United States. The Portfolio invests primarily in equity securities of established companies, listed on foreign exchanges, which the adviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies.

Strong Variable Insurance Funds, Inc. (investment adviser: Strong Capital Management, Inc.)

Discovery Fund II seeks to provide investors with capital growth, a goal they pursue by investing in a diversified portfolio of small, medium and larger sized companies. The adviser's investment approach combines numbercrunching analysis with direct research, including on-site visits. Through frequent discussions with management, suppliers, customers and competitors, the advisor believes they can identify vital aspects of companies that are not reflected in their historical financial statements or their stock prices.


MidCap Growth Fund II`s adviser uses broad themes to target investing opportunities in sectors and industries. These themes often revolve around change in technology, demographics, or the sociopolitical environment. These themes of change drive the long-term perspective and guide allocation decisions. Bottom-up research, including interviews with company management, drives the investment process. Investments in the fund are carefully assessed for long-term growth rather than short-term momentum. The majority of the Fund's holdings will be in companies having market capitalization's between $800 million and $8 billion at the time of purchase .


Strong Opportunity Fund II, Inc. (investment adviser: Strong Capital Management, Inc.)


Opportunity Fund II focuses on stocks of medium-size companies that offer strong growth potential, but are underpriced. Rather than rely on traditional Wall Street research, the adviser applies a proprietary private market value approach to find stocks for the Fund. The adviser believes that stock prices are more volatile than their underlying private market value and that neglected stocks with low institutional ownership and analyst coverage tend to be undervalued.

T. Rowe Price International Series, Inc. (investment adviser: T. Rowe Price Equity Series Inc.)

T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The Portfolio invests substantially all of it assets outside the United States and broadly diversifies its investments among developed and emerging countries throughout the world. Stocks of companies of any size may be purchased, but the focus will typically be on large and, to a lesser extent, medium-sized companies.


T. Rowe Price Equity Series, Inc. (investment adviser: T. Rowe Price Associates, Inc.)


T. Rowe Price New America Growth Portfolio seeks to achieve long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States. The adviser will invest primarily (at least 65% of total assets) in common stocks of U.S. companies that operate in those sectors of the economy identified at any given time by T. Rowe Price as the fastest growing or having the greatest growth potential. The Portfolio may also invest in foreign stocks, futures, and options when consistent with the Portfolio's investment objective.


T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital by investing primarily in mid-cap stocks with the potential for above-average earnings growth. The adviser will invest at least 65% of the Portfolio's assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the adviser expects to grow at a faster rate than the average company. The adviser defines mid-cap companies as those with market capitalizations within the range of companies in the S&P 400 Mid-Cap Index. However, the Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company's market cap grows or falls outside this range. The Portfolio also may invest in other types of securities, such as foreign securities, convertible stocks and bonds, and warrants, when consistent with the Portfolio's investment objective.

T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital by investing primarily in common stocks of established companies. Under normal circumstances, the Portfolio usually will invest at least 65% of its total assets in common stocks of established companies paying above-average dividends which are expected to have favorable prospects for dividend growth and capital appreciation. The Portfolio may also invest in other securities such as foreign securities, convertible stocks and bonds, and warrants, when consistent with the Portfolio's investment objective.


MFS Variable Insurance Trust (investment adviser: MFS Investment Management )

Investors Trust Series seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. Under normal market conditions, the series invests at least 65% of its total assets in common stocks and related securities. While the series may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.


Research Series seeks long-term growth of capital and future income. The series may invest in foreign equity securities (including emerging market securities) through which it may have exposure to foreign currencies. The series is permitted to do "Short Sales Against the Box."

Emerging Growth Series seeks to provide long-term growth of capital. The Portfolio invests primarily in common stocks of companies that are early in their life cycles but which have the potential to become major enterprises. The Portfolio may also invest in more established companies whose earnings growth the adviser expects to accelerate because of special factors. Investing in emerging growth companies involves greater risk than is customarily associated with more established companies. The Portfolio also may invest up to 25% of its net assets in foreign and emerging market securities. The Portfolio has the flexibility to invest in derivative securities when its adviser believes such securities can provide better value relative to direct investments in stocks or bonds.

Total Return Series seeks to provide above-average current income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. The Portfolio secondarily seeks to provide reasonable opportunity for growth of capital and income. The Portfolio invests in both equities and fixed income securities. The equity segment is actively managed with a value-oriented style of investing. The fixed income segment is actively managed through shifts in maturity, duration, and sector components. The Portfolio may invest up to 20% of its assets in foreign and emerging market securities. The Portfolio has the flexibility to invest in derivative securities when its adviser believes such securities can provide better value relative to direct investments in stocks or bonds. Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

New Discovery Series seeks capital appreciation. This Portfolio seeks to achieve its objective by investing under normal market conditions at least 65% of its total assets in companies that its adviser believes offer superior prospects for growth. Those securities may either be listed on securities exchanges or traded in the over-the-counter markets and may be U.S. or foreign companies.

STI Classic Variable Trust (investment adviser: SunTrust Bank)

STI Capital Appreciation Fund seeks to provide capital appreciation by investing primarily in a portfolio of U.S. common stocks, and other equity securities which, in the advisor's opinion, are undervalued by the stock market.

STI International Equity Fund seeks to provide long term capital appreciation by investing primarily in common stocks and other equity securities of foreign companies.

STI Value Income Stock Fund seeks to provide current income with the secondary goal of achieving capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person.
Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

Additions, Deletions, and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

     (a)  to operate the Separate Account in any form permitted by law;

     (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

     (c) to transfer assets from one Subaccount to another, or from any Subaccount to our general account;

     (d)  to add, combine, or remove Subaccounts in the Separate Account; and

     (e) to change the way in which we assess charges, as long as the total charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

General. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-525-9287 for current information.

Guaranteed Maturity Fixed Account Option. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

Example
Purchase Payment                     $50,000
Guarantee Period                     5 years
Effective Annual Rate                  4.50%


                                                                                  END OF CONTRACT YEAR

                                                        YEAR 1          YEAR 2           YEAR 3          YEAR 4          YEAR 5
                                                        ------          ------           ------          ------          ------

Beginning Contract Value                                 $50,000.00
x (1 + Effective Annual Rate)                               x 1.045
                                                    ----------------


                                                         $52,250.00
Contract Value at end of Contract Year                                   $52,250.00
x (1 + Effective Annual Rate)                                               x 1.045
                                                                    ----------------


                                                                         $54,601.25
Contract Value at end of Contract Year                                                    $54,601.25
X (1 + Effective Annual Rate)                                                                x 1.045
                                                                                    -----------------


                                                                                          $57,058.31
Contract Value at end of Contract Year                                                                    $57,058.31
x (1 + Effective Annual Rate)                                                                                x 1.045
                                                                                                     ----------------


                                                                                                          $59,625.93
Contract Value at end of Contract Year                                                                                    $59,625.93
x (1 + Effective Annual Rate)                                                                                                x 1.045
                                                                                                                    ----------------


                                                                                                                          $62,309.10


Total Interest Credited During Guarantee Period = $12,309.10 ($62,309.10 - $50,000)

Note: This example assumes no withdrawals during the entire five year Guarantee Period. If you were to make a partial withdrawal, the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-525-9287.

We will determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

     (1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

     (2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

     (3) instruct us to transfer all or a portion of the relevant amount to one or more Subaccounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

     (4) withdraw all or a portion of the relevant amount through a partial withdrawal. We will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.

Market Value Adjustment. We may increase or decrease the amount of some transactions involving your interest in the Fixed Account to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

     (1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option;
     (2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts;
     (3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;
     (4)  when you annuitize your Contract; and
     (5)  when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

(1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction; or (2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

(1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and
(2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

Dollar Cost  Averaging  Fixed Account  Option.  You may also  allocate  Purchase
Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Subaccounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Subaccounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.

                                ANNUITY BENEFITS

Annuity Date. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is the later of the 10th Contract Anniversary or the Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

o    the year of your separation from service; or

o April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code  (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If you are in a Qualified Plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

Annuity Options. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

o Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

o Option B with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

o    a Fixed Annuity;
o    a Variable Annuity; or
o    a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

Option A, Life Annuity with Payments Guaranteed for 5 to 20 Years. We make periodic payments at least as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

Option B, Joint and Survivor Annuity, with Payments Guaranteed for 5 to 20 Years. We make periodic payments at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the Joint Annuitant die before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

Option C, Payments for a Specified Period Certain of 5 Years to 30 Years. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

o    the investment results of the Subaccounts you have selected,
o    the Contract Value at the time you elected  annuitization,
o the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments.

If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 23 above, however, we will increase or decrease your surrender proceeds by any applicable Market Value Adjustment.

Other Options. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.

Annuity Payments: General. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" on page 25 below.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Subaccounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

You may not withdraw Contract Value during the Annuity Period, if we are making payments to you under any Annuity Option, such as Option A or B above, involving payment to you for life or any combination of payments

FOR LIFE AND MINIMUM GUARANTEED PERIOD FOR A PREDETERMINED NUMBER OF YEARS.

Variable  Annuity  Payments.  One basic  objective of the Contract is to provide
Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.

Fixed Annuity Payments. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Subaccounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

Transfers During Annuity Period. During the Annuity Period, you will have a limited ability to make transfers among the Subaccounts so as to change the relative weighting of the Subaccounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Subaccounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or make transfers from the Subaccounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.

Death Benefit During Annuity Period. After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining annuity payments to the Beneficiary. The amount and number of these annuity payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining interest will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Certain Employee Benefit Plans. In some states, the Contracts offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age. In certain employment-related situations, however, the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris requires employers to use the same annuity tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate under Norris.

                             OTHER CONTRACT BENEFITS

Death Benefit. We will pay a distribution on death, if:

(1)  the Contract is in force;

(2)  annuity payments have not begun; and

(3)  either:

     (a)  you die; or

     (b) if the Contract is owned by a company or other legal entity, the Annuitant dies.

Currently, we will pay a distribution on death equal in amount to the Death Benefit. Under the Contract, however, we have the right to pay a distribution equal in amount to the Surrender Value unless:

(1) the Beneficiary chooses to receive the Death Benefit in a lump sum within 180 days of the date of death; and

(2) the Beneficiary requests that the Death Benefit be paid as of the date we receive the completed claim for a distribution on death.


We reserve the right to waive the 180 day limit on a non-discriminatory basis. If we do not waive this limitation, we will calculate the distribution as of the earlier of the requested distribution date or the fifth anniversary of the date of death.


         We determine the Death Benefit as of the date we receive all of the information we need to process the Death Benefit claim. The Death Benefit under the Contract is the greatest of the following:

(1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

(2)  the Contract Value on the date as of which we calculate the Death Benefit;

(3)  the Surrender Value; or


(4) the highest Contract Value on any Contract Anniversary, after being increased by the total Purchase Payments since that Contract Anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that Contract Anniversary.


In relation to (1) and (4) above, the Death Benefit will be recalculated for purchase payments, withdrawals, and on contract anniversaries until the oldest owner, or the annuitant if the owner is not a living individual, attains age 85. After age 85, we will recalculate (1) and (4) above to reflect additional purchase payments and withdrawals.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a)  = the withdrawal amount;

(b)  = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

A claim for a distribution on death must be submitted before the Annuity Date. As part of the claim, the Beneficiary must provide "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

o    a certified original copy of the Death Certificate;

o    a certified copy of a court decree as to the finding of death; or

o a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

We will pay the Death Benefit in a lump sum within seven days of receiving a completed claim for distribution on death, unless the Beneficiary selects one of the other alternatives described below.

If the Beneficiary is a natural person, the Beneficiary may choose from the following alternative ways of receiving the distribution:

o    the Beneficiary may receive the distribution as a lump sum payment;

o the Beneficiary may apply the distribution to receive a series of equal periodic payments over the life of the Beneficiary, over a fixed period no longer than the Beneficiary's life expectancy, or over the life of the Beneficiary with payments guaranteed for a period not to exceed the life expectancy of the Beneficiary (the payments must begin within one year of the date of death); or

o if there is only one Beneficiary, he or she may defer payment for up to five years from the date of death. Any remaining funds must be distributed at the end of the five-year period. An Annuitant is necessary for this option. If prior to your death you were the Annuitant, the Beneficiary will become the new Annuitant.


If your spouse is the sole Beneficiary, he or she may choose to continue the Contract as the new Contract Owner. If your spouse chooses to continue the Contract, the following conditions apply:


(1) On the day the Contract is continued, we will set the Contract Value equal to the Death Benefit, calculated as of the date on which we receive all of the information we need to process your spouse's request to continue the Contract after your death. Because the Death Benefit can never be less than the then current Contract Value, our resetting the Contract will not cause the Contract Value to decrease. During the continuation period, however, the Contract Value will continue to increase or decrease to reflect the investment performance of the Subaccounts, interest credited to the Fixed Account, and charges and expenses under the Contract, as described in this prospectus.

(2) During the continuation period, currently we will pay a distribution on death equal to the Death Benefit, determined as of the date on which we receive due proof of your spouse's death. As described above, we also reserve the right to pay a distribution equal in amount to the Surrender Value as of the date on which we receive due proof of death. The standard Death Benefit payable upon your spouse's death will be calculated using the formula described above. Thus, the amount of the distribution on death may increase or decrease during the continuation period, depending on changes in the Contract Value and other Contract transactions during the continuation period.

(3) If before your death you were the Annuitant, your surviving spouse becomes the Annuitant.

Your surviving spouse may also select one of the options listed above.

If the Beneficiary is a company or other legal entity, then the Beneficiary must receive the Death Benefit in a lump sum, and the options listed above are not available.

Different  rules may apply to  Contracts  issued in  connection  with  Qualified
Plans.

Beneficiary. You name the Beneficiary. You may name a Beneficiary in the application. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we receive them, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

o your spouse if he or she is still alive; or, if he or she is no longer alive,

o    your surviving children equally; or if you have no surviving children,

o    your estate.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries.

Different  rules may apply to  Contracts  issued in  connection  with  Qualified
Plans.

Contract Loans for 401(a), 401(k), and 403(b) Contracts. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code, or an Owner of a Contract purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Tax Code (a "401 Plan"), including a Section 401(k) Plan, where a plan trustee is the Owner. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA Plans and 401 Plans is more than the lesser of (a) or (b) where:

     (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

     (b)  equals the greater of $10,000 or 1/2 of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code and Title 1 of ERISA. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Subaccounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We may apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

         (1) the Death Benefit;

         (2) surrender proceeds;

         (3) the amount available for partial withdrawal; and

         (4) the amount applied on the Annuity Date to provide annuity payments.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise.


If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding. We will capitalize interest on a loan in default.


If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Withdrawals (Redemptions). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 23 above.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount. If your request for a partial withdrawal would reduce the Contract Value to less than $5,000, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 29. Your Contract will terminate if you withdraw all of your Contract Value.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 33 below. Withdrawals also may be subject to a 10% penalty tax, as described in page 32 below.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus. We will not honor your request unless the required form includes your Tax I.D. Number (e.g., Social Security Number) and provides instructions regarding withholding of income taxes.

For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Subaccounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Subaccounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The Surrender Value will equal the Contract Value adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 30 below. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

(1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

(3)  at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

(1)  when you attain age 59 1/2;

(2)  when you terminate your employment with the plan sponsor;

(3)  upon your death;

(4)  upon your disability as defined in Section 72(m)(7) of the Tax Code; or

(5)  in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

(1)  salary reduction contributions made after December 31, 1988;

(2)  income attributable to such contributions; and

(3)  income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

Substantially Equal Periodic Payments. In general, earnings on annuities are taxable as ordinary income upon withdrawal. As described in page 32 below, a 10% tax penalty is imposed on certain "premature" payments under annuity contracts. The tax penalty applies to any payment received before age 59 1/2, to the extent it is includable in income and is not subject to an exception. The Tax Reform Act of 1986 clarified an exception to this tax penalty. This exception is known as "substantially equal periodic payments."

Generally, under this exception you may take "substantially equal periodic payments" before age 59 1/2 without incurring the tax penalty. These "payments" are withdrawals, as opposed to an annuitization of the Contract. A Market Value Adjustment may apply.

To  qualify  for  this   exception,   the  payments   must  meet  the  following
requirements:

(1)  The payments must continue to the later of age 59 1/2 or for five years.

(2) Payments must be established under one of the approved methods detailed by the IRS in IRS Notice 89-25.

(3) You must have separated from service, if you purchased your Contract under a qualified retirement plan or tax sheltered annuity.

If you modify the payment stream in any way, except for reason of death or disability, you will lose the exception. Modification includes changing the amount or timing of the payments, or making additional Purchase Payments. Any subsequent periodic payment will be subject to the penalty tax, unless it qualifies for a different exception. In addition, in the year of the modification, you will be required to pay the penalty tax (plus interest) that you would have been required to pay on the earlier payments if this exception had not applied.


Systematic Withdrawal Program. If your Contract was issued in connection with a Non-Qualified annuity or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Subaccount and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA Plans. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

Minimum Contract Value. If as a result of withdrawals your Contract Value would be less than $5,000 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $5,000 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

                                CONTRACT CHARGES

We assess charges under the Contract in two ways:

     (1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes; and

     (2)  as  charges   against   the  assets  of  the   Separate   Account  for
administrative expenses or for the assumption of mortality and expense risks.

         In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 6, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge from each Subaccount during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.30% of the average net asset value of each Subaccount. The mortality risks arise from our contractual obligations:

     (1) to make annuity payments after the Annuity Date for the life of the Annuitant(s); and

     (2) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 25 above.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

Administrative Charges.

Contract Maintenance Charge. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts and the Fixed Account to which you have allocated your Contract Value, and redeem Accumulation Units and reduce your interest in the Fixed Account accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.

Administrative Expense Charge. We deduct an administrative expense charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Subaccounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.

Transfer Fee. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Premium Taxes. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

Deduction for Separate Account Income Taxes. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described on page 31 below.

Other Expenses. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract Value. For a summary of current estimates of those charges and expenses, see pages 6-9 above. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.

                               FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. Only federal income tax issues are addressed. Lincoln benefit makes no guarantee regarding the tax treatment of any contract or transaction involving a contract. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences of your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities In General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     (1)  the owner is a natural person,

     (2) the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

     (3) Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

Non-Natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. Any increase in the value of such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for contracts owned by non-natural persons.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate
Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includable in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. You should contact a competent tax advisor with respect to the potential tax consequences of a Market Value Adjustment, as no definitive guidance exists on the proper tax treatment of Market Value Adjustments. If you make a full withdrawal under a non-qualified Contract or a qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o    made on or after the date the individual attains age 59 1/2,

o    made to a beneficiary after the owner's death,

o    attributable to the owner being disabled, or

o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a nonqualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract value and the investment in the Contract at the time of transfer. Except for certain qualified contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a nonqualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of an owner, or death of the annuitant if the Contract is owned by a non-natural person, will cause a distribution of Death Benefits from a Contract. Generally, such amounts are included in income as follows:

(1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

(2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Unlike some other assets, a holder's basis for an annuity is not increased or decreased to the fair market value of the Contract on the date of death. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a nonqualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1'2. However, no penalty tax is incurred on distributions:

(1)  made on or after the date the owner attains age 59 1/2;

(2)  made as a result of the owner's death or disability;

(3) made in substantially equal periodic payments over the owner's life or life expectancy,

(4)  made under an immediate annuity; or

(5)  attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

Tax Qualified Contracts


The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain Qualified Plans such as:


o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

o    Roth IRAs under Section 408A of the Code;

o    Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o    Tax Sheltered Annuities under Section 403(b) of the Code;

o    Corporate and Self Employed Pension and Profit Sharing Plans; and

o    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

In the case of certain Qualified Plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

o    attains age 59 1/2,

o    separates from service,

o    dies,

o    becomes disabled, or

o on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another ss.403(b) plan.

Income Tax Withholding

Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to another qualified plan or IRA. Eligible rollover distributions generally include all distributions from qualified Contracts, excluding IRAs, with the exception of:

(1)  required minimum distributions, or

(2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

(3)  over the life (joint lives) of the participant (and beneficiary).

Lincoln Benefit may be required to withhold federal and state income taxes on any distributions from either non-qualified or qualified Contracts that are not eligible rollover distributions unless you notify us of your election to not have taxes withheld.

                       DESCRIPTION OF LINCOLN BENEFIT LIFE
                        COMPANY AND THE SEPARATE ACCOUNT

Lincoln Benefit Life Company. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska. Lincoln Benefit is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life" or "ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("AIC"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation").

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We intend to market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreements with Allstate Life, substantially all contract-related transactions are transferred to Allstate Life. Through our reinsurance agreements with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.

Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

Separate Account. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-525-9287. We have reproduced the Table of Contents of the Statement of Additional Information on page 36 below.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the NAIC. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Financial Statements. The financial statements of Lincoln Benefit Life Company and the Separate Account are set forth in the Statement of Additional Information.

                                 ADMINISTRATION

We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 82532, Lincoln, Nebraska 68501-2532.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                   MARKET TIMING AND ASSET ALLOCATION SERVICES


Certain third parties offer market timing and asset allocation services in connection with the Contracts. In certain situations, we will honor transfer instructions from third party market timing and asset allocation services if they comply with our administrative systems, rules and procedures, which we may modify at any time. If allowed in your state, at our discretion, we may limit or refuse transfers due to excessive trading. See Excessive Trading Limits on page [ ]. PLEASE NOTE that fees and charges assessed for third party market timing and asset allocation services are separate and distinct from the Contract fees and charges set forth herein. We neither recommend nor discourage the use of market timing and asset allocation services.


                            DISTRIBUTION OF CONTRACTS

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed one percent of initial Purchase Payments and one percent of account value annually beginning in the second Contract year. From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels. We may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or from any other charge or fee under the Contracts, to cover sales commissions and other promotional or distribution expenses relating to the sale of the Contracts. We do not pay commission on Contract sales to our employees, employees of Surety Life Insurance Company and Allstate Financial Services, L.L.C. or their spouses or minor children if these individuals reside in the State of Nebraska.

         ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.


         Sale of the Contracts commenced in August of 1998. During 1998, Lincoln Benefit paid to a former distributor of the Contracts, Lincoln Benefit Financial Services ("LBFS"), gross commissions for the sale of the Contracts of approximately $250,865.87. LBFS, as principal underwriter, retained $5,323.28. The amounts that were not retained were paid to other independent broker/dealers and registered representatives of LBFS for distribution of the Contracts.


         Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit and its subsidiaries are engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

                                  LEGAL MATTERS


All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Carol S. Watson, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit. Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt Boros LLP, 1025 Thomas Jefferson St., East Lobby-Suite 400, Washington, D.C. 20007-0805.


                       ANNUAL REPORTS AND OTHER DOCUMENTS


Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.


After the date of this prospectus and before we terminate the offering of securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 South 84th Street, Lincoln, Nebraska 68506 or 1-800-525-9287.

                             REGISTRATION STATEMENT

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statements as described on the cover page of this prospectus.

                        TABLE OF CONTENTS OF STATEMENT OF
                             ADDITIONAL INFORMATION




                                                                       Page
The Contract
   Annuity Payments
   Initial Monthly Annuity Payments
   Subsequent Monthly Payments
   Transfers After Annuity Date
   Annuity Unit Value
   Illustrative Example of Annuity Unit Value Calculation
   Illustrative Example of Variable Annuity Payments
Additional Federal Income Tax Information
   Introduction
   Taxation of Lincoln Benefit Life Company
   Exceptions to the Non-Natural Owner Rule
   IRS Required Distributions at Death Rule
   Types of Qualified Plans
Separate Account Performance
Experts
Financial Statements


                                   APPENDIX A
                            Accumulation Unit Values
                                  Basic Policy




                                                                Accumulation Unit  Accumulation Unit     Number of Units
                                                                Value(1) Beginning    Value Ending    Outstanding at End of
Fund(2)                                                                                                        Year          Year




Janus Aspen Flexible Income..................................                10.27              10.76                 75,770    2000
Janus Aspen Flexible Income..................................                10.25              10.27                 51,252    1999
Janus Aspen Flexible Income..................................                   10              10.25                 20,382    1998
Janus Aspen Balanced.........................................                14.60              14.07                382,038    2000
Janus Aspen Balanced.........................................                11.68              14.60                210,584    1999
Janus Aspen Balanced.........................................                   10              11.68                 20,840    1998
Janus Aspen Growth...........................................                16.83              14.18                501,738    2000
Janus Aspen Growth...........................................                11.85              16.83                230,318    1999
Janus Aspen Growth...........................................                   10              11.85                 14,330    1998
Janus Aspen Aggressive Growth................................                27.26              18.33                293,510    2000
Janus Aspen Aggressive Growth................................                12.26              27.26                121,552    1999
Janus Aspen Aggressive Growth................................                   10              12.26                  1,708    1998
Janus Aspen Worldwide Growth.................................                17.32              14.40                453,567    2000
Janus Aspen Worldwide Growth.................................                10.68              17.32                236,941    1999
Janus Aspen Worldwide Growth.................................                   10              10.68                 37,205    1998
Federated Utility II.........................................                11.16              10.02                123,235    2000
Federated Utility II.........................................                11.13              11.16                 69,241    1999
Federated Utility II.........................................                   10              11.13                 18,262    1998
Federated U.S. Gov't Securities II...........................                10.06              11.01                166,600    2000
Federated U.S. Gov't. Securities II..........................                10.26              10.06                 92,305    1999
Federated U.S. Gov't. Securities II..........................                   10              10.26                 13,480    1998
Federated High Income Bond II................................                 9.93               8.91                 69,061    2000
Federated High Income Bond II................................                 9.84               9.93                 39,637    1999
Federated High Income Bond II................................                   10               9.84                  6,794    1998
Fidelity Money Market........................................                10.52              11.03              1,573,179    2000
Fidelity Money Market........................................                10.14              10.52                309,000    1999
Fidelity Money Market........................................                   10              10.14                 50,763    1998
Fidelity Equity-Income.......................................                11.35              12.14                208,086    2000
Fidelity Equity-Income.......................................                10.83              11.35                136,950    1999
Fidelity Equity-Income.......................................                   10              10.83                 36,057    1998
Fidelity Growth..............................................                15.75              13.82                212,291    2000
Fidelity Growth..............................................                11.62              15.75                105,637    1999
Fidelity Growth..............................................                   10              11.62                  8,616    1998
Fidelity Overseas............................................                14.76              11.77                 27,747    2000
Fidelity Overseas............................................                10.49              14.76                 68,426    1999
Fidelity Overseas............................................                   10              10.49                  1,800    1998
Fidelity Contrafund..........................................                14.03              12.92                260,250    2000
Fidelity Contrafund..........................................                11.45              14.03                114,581    1999
Fidelity Contrafund..........................................                   10              11.45                  9,371    1998
Fidelity Asset Manager.......................................                11.83              11.21                 70,315    2000
Fidelity Asset Manager.......................................                10.80              11.83                 16,640    1999
Fidelity Asset Manager.......................................                   10              10.80                  2,962    1998
Fidelity Index 5000..........................................                13.49              12.07                478,029    2000
Fidelity Index 500...........................................                11.36              13.49                264,642    1999
Fidelity Index 500...........................................                   10              11.36                 33,281    1998
Alger American Income and Growth.............................                16.14              15.71                134,479    2000
Alger American Income and Growth.............................                11.49              16.14                 61,815    1999
Alger American Income and Growth.............................                   10              11.49                 21,210    1998
Alger American Small Capitalization..........................                15.99              11.48                 55,329    2000
Alger American Small Capitalization..........................                11.31              15.99                 19,202    1999
Alger American Small Capitalization..........................                   10              11.31                  5,492    1998
Alger American Growth........................................                15.72              13.21                154,964    2000
Alger American Growth........................................                11.92              15.72                110,327    1999
Alger American Growth........................................                   10              11.92                 14,614    1998
Alger American MidCap Growth.................................                15.07              16.22                148,029    2000
Alger American MidCap Growth.................................                11.59              15.07                 40,066    1999
Alger American MidCap Growth.................................                   10              11.59                  3,707    1998
Alger American Leveraged AllCap..............................                22.48              16.66                151,988    2000
Alger American Leveraged AllCap..............................                12.80              22.48                 80,962    1999
Alger American Leveraged AllCap..............................                   10              12.80                  7,257    1998
Scudder Bond.................................................                 9.95              10.84                 91,604    2000
Scudder Bond.................................................                10.18               9.95                 18,799    1999
Scudder Bond.................................................                   10              10.18                  1,861    1998
Scudder Balanced.............................................                12.55              12.12                 41,881    2000
Scudder Balanced.............................................                11.03              12.55                 38,133    1999
Scudder Balanced.............................................                   10              11.03                  3,482    1998
Scudder Growth and Income....................................                11.00              10.62                 22,884    2000
Scudder Growth and Income....................................                10.52              11.00                 11,386    1999
Scudder Growth and Income....................................                   10              10.52                  7,306    1998
Scudder Global Discovery.....................................                17.61              16.45                104,821    2000
Scudder Global Discovery.....................................                10.76              17.61                 16,668    1999
Scudder Global Discovery.....................................                   10              10.76                    313    1998
Scudder International........................................                15.81              12.21                146,023    2000
Scudder International........................................                10.38              15.81                 11,257    1999
Scudder International........................................                   10              10.38                  1,422    1998
Strong Discovery II..........................................                11.43              11.77                 67,022    2000
Strong Discovery II..........................................                11.03              11.43                  3,089    1999
Strong Discovery II..........................................                   10              11.03                      0    1998
Strong MidCap Growth II......................................                21.36              17.94                 85,612    2000
Strong MidCap Growth II......................................                11.41              21.36                 41,884    1999
Strong MidCap Growth II......................................                   10              11.41                      0    1998
Strong Opportunity II........................................                14.54              15.28                 39,791    2000
Strong Opportunity II........................................                10.93              14.54                  8,063    1999
Strong Opportunity II........................................                   10              10.93                    551    1998
T. Rowe Price International Stock............................                14.16              11.47                 86,395    2000
T. Rowe Price International Stock............................                10.77              14.16                 14,390    1999
T. Rowe Price International Stock............................                   10              10.77                  2,055    1998
T. Rowe Price New America Growth.............................                12.50              11.02                 10,615    2000
T. Rowe Price New America Growth.............................                11.24              12.50                 13,132    1999
T. Rowe Price New America Growth.............................                   10              11.24                  1,518    1998
T. Rowe Price Mid-Cap Growth.................................                14.03              14.86                 68,062    2000
T. Rowe Price Mid-Cap Growth.................................                11.50              14.03                 16,853    1999
T. Rowe Price Mid-Cap Growth.................................                   10              11.50                  5,872    1998
T. Rowe Price Equity Income..................................                11.02              12.29                 48,566    2000
T. Rowe Price Equity Income..................................                10.78              11.02                 33,427    1999
T. Rowe Price Equity Income..................................                   10              10.78                  6,696    1998
MFS Investors Trust..........................................                11.77              11.59                 45,507    2000
MFS Investors Trust..........................................                11.19              11.77                 33,404    1999
MFS Investors Trust..........................................                   10              11.19                  6,884    1998
MFS Research.................................................                13.54              12.71                 42,165    2000
MFS Research.................................................                11.07              13.54                 17,884    1999
MFS Research.................................................                   10              11.07                      0    1998
MFS Emerging Growth..........................................                20.46              16.22                 45,520    2000
MFS Emerging Growth..........................................                11.74              20.46                 12,996    1999
MFS Emerging Growth..........................................                   10              11.74                  2,345    1998
MFS Total Return.............................................                10.78              12.33                 28,707    2000
MFS Total Return.............................................                10.60              10.78                 25,481    1999
MFS Total Return.............................................                   10              10.60                  4,529    1998
MFS New Discovery............................................                19.40              18.75                 83,327    2000
MFS New Discovery............................................                11.35              19.40                 27,273    1999
MFS New Discovery............................................                   10              11.35                  3,242    1998
STI Capital Appreciation.....................................                10.07              10.23                  4,646    2000
STI Capital Appreciation.....................................                   10              10.07                  7,015    1999
STI International Equity.....................................                10.50              10.00                    498    2000
STI International Equity.....................................                   10              10.50                      0    1999
STI Value Income Stock.......................................                 8.63               9.40                  1,202    2000
STI Value Income Stock.......................................                   10               8.63                  1,202    1999



-----------


(1) Accumulation Unit Value: unit of measure used to calculate the value of a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Administration Charge, and Administrative Expense Charge. The beginning value for 1998 reflects the Accumulation Unit Value as of August 17, 1998, the effective date of the Registration Statement for this contract.


(2)  STI Classic Variable Trust Subaccounts were not available during 1998.

A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.

                                   APPENDIX B
                         PORTFOLIOS AND PERFORMANCE DATA

                                PERFORMANCE DATA

From time to time the Separate Account may advertise the Fidelity Money Market Subaccount's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fidelity Money Market Subaccount refers to the net income earned by the Subaccount over the seven-day period stated in the advertisement. This income is then "annualized." That is, the amount of income earned during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital gains or losses that might have occurred during the seven day period, nor do they reflect the impact of any premium tax charge. The impact of other, recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

In addition, the Separate Account may advertise an annualized 30-day (or one month) yield figure for Subaccounts other than the Fidelity Money Market Subaccount. These yield figures are based upon the actual performance of the Subaccount over a 30-day (or one month) period ending on a date specified in the advertisement. Like the money market yield data described above, the 30-day (or one month) yield data will reflect the effect of all recurring Contract charges, but will not reflect any premium tax charge. The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

The Separate Account may also advertise standardized and non-standardized "total return" data for its Subaccounts. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The standardized "total return" compares the value of a hypothetical investment made at the beginning of the period to the value of the same hypothetical investment at the end of the period. Recurring Contract charges are reflected in the standardized total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Subaccount.

In addition to the standardized "total return," the Separate Account may advertise non-standardized "total return." Non-standardized total return is calculated in a similar manner and for the same time periods as the standardized total return. We assumed, however, an initial hypothetical investment of $75,000, because $75,000 is closer to the average Purchase Payment of a Contract which we expect to write. Standardized total return, on the other hand, assumes an initial hypothetical investment of $1,000. In addition, non-standardized total return does not reflect the effect of the contract maintenance charge, because we waive that charge on Contracts on which the Purchase Payments exceed $50,000. As a result, the return on a Contract that is subject to the contract maintenance charge will be less than the non-standardized total return calculated as described above.

The Separate Account may also disclose yield and non-standardized total return for time periods before the date the Separate Account commenced operations. In this case, performance data for the Subaccounts is calculated based on the performance of the Portfolios and assumes that the Subaccounts existed during the same time period as those of the Portfolios, with recurring Contract charges equal to those currently assessed against the Subaccounts.

Our advertisements may also compare the performance of our Subaccounts with: (a) certain unmanaged market indices, including but the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or
(b) other management investment companies with investment objectives similar to the underlying funds being compared. Our advertisements also may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

The Contract charges are described in more detail on pages 30. We have described the computation of advertised performance data for the Separate Account in more detail on page S-15 of the Statement of Additional Information.

                                   APPENDIX C

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Purchase Payment:                        $ 40,000.00
Guarantee Period:                        5 Years
Guaranteed Interest Rate:                5% Annual Effective Rate
5-year Treasury Rate at
Time of Purchase Payment:                6.0%


The following examples illustrate how the Market Value Adjustment may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The formula that we use to determine the amount of the Market Value Adjustment is:

                 .9 x (I - J) x N,

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the then current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period.

Example of a Downward Market Value Adjustment

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

                 .9 x (.06 - .065) x 4 = -.0180

The Market Value Adjustment is a reduction of $756.00 from the amount withdrawn:

                 $756.00 = -.0180 x $42,000.00

As a result, the net amount payable to you would be:

                 $41,244.00 = $42,000.00 - $756.00

Example of an Upward Market Value Adjustment

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

                 .9 x (.06 - .055) x 4 = .0180(1)

The Market Value Adjustment would increase the amount withdrawn by $756.00, as follows:

                 $756.00 = .0180 x $42,000.00

As a result, the net amount payable to you would be:

                 $42,756.00 = $42,000.00 + $756.00

-----------

(1)      Actual calculation utilizes ten decimal places.

Example of a Partial Withdrawal

If you request a partial withdrawal from a Guarantee Period, we can either (1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example above you wished to receive $20,000 as a partial withdrawal, we would perform the following calculations:

     let A = the amount to be withdrawn from your Contract Value; and

         B = the amount of the applicable Market Value Adjustment

           Then            A + B = $20,000,
         -.0180 x A = B, and
         A = $20,000/(1-.0180) = $20,366.60

         Accordingly, we would pay you $20,000 and subtract $20,366.60 from your Contract Value. The Market Value Adjustment would be a subtraction of $366.60.

         If, however, in the same example, you wished to withdraw $20,000 from your Contract Value and receive the adjusted amount, we would perform the following calculations:

           let        A = the amount to be paid to you; and

                      B = the amount of the applicable Market Value Adjustment

           Then  $20,000  + B = A,
        -.0180 x  $20,000  =  -$360.00  = B,
       and A = $20,000 - $360.00 = $19,640.00

         Accordingly,  we would pay you $19,640.00 and subtract  $20,000.00 from your Contract  Value.  The Market Value  Adjustment  would be a  subtraction  of
$360.00

                       STATEMENT OF ADDITIONAL INFORMATION
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-525-9287 or writing to us at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532
              The date of this Statement of Additional Information

                 and of the related Prospectus is: May 1, 2001.


                                TABLE OF CONTENTS

                                                                       PAGE
                                                                       -----
The Contract...........................................................S-2
    Annuity Payments...................................................S-2
    Initial Monthly Annuity Payment....................................S-2
    Subsequent Monthly Payments........................................S-2
    Transfers After Annuity Date.......................................S-2
    Annuity Unit Value.................................................S-3
    Illustrative Example of Variable Annuity Payments..................S-3
Additional Federal Income Tax Information..............................S-4

Introduction...........................................................S-4
    Taxation of Lincoln Benefit Life Company...........................S-4
    Exceptions to the Non-natural Owner Rule...........................S-5
    IRS Required Distribution at Death Rules...........................S-5
    Types of Qualified Plans...........................................S-5

Separate Account Performance...........................................S-6

Experts................................................................S-13

Financial Statements...................................................S-13

                                  THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;
     (b)   the Payment  Option you have selected;
     (c)  the  payment  frequency  you have  selected;
     (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and
     (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on page [ ] below. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each  Subaccount,  we  determine  the Annuity  Unit Value for any  Valuation
Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

        (a) is the total of:

          (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

          (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

          (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

     (b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

     (c) is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:


        Net Investment Factor = ($11.46/$11.44) - 0.0000340349 = 1.0017142


The amount subtracted from the ratio of the two net asset values (0.0000340349) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:


$101.03523 X 1.0017142  = $101.20842

---------------------
      1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

             First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

            Annuity Units = $633.28 DIVIDED BY $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

                    ADDITIONAL FEDERAL INCOME TAX INFORMATION

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the contract. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

Generally, Contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions applies. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for employees. Other exceptions to the non-natural owner rule are:

     (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;
     (2)  certain qualified Contracts;
     (3) Contracts purchased by employers upon the termination of certain qualified plans;
     (4) certain Contracts used in connection with structured settlement agreements, and
     (5) Contracts purchased with a single premium when the annuity starting date is no later than a year from date of purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

To  qualify  as  an  annuity  contract  for  federal  income  tax  purposes,   a
nonqualified Contract must provide:

     (1) if any owner dies on or after the annuity start date, but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death;

     (2) if any owner dies prior to the annuity start date, the entire interest in the Contract must be distributed within five years after the date of the owner's death.

         The five year requirement is satisfied if:

          (1) any portion of the owner's interest which is payable to a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and

          (2)  the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is a surviving spouse, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, the annuitant is treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a Contract owned by a non-natural person is treated as the death of the owner.

QUALIFIED PLANS

This Contract may be used with several types of Qualified Plans. The tax rules applicable to participants in Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan. Qualified Plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the Qualified Plan regardless of the terms of the Contract.

TYPES OF QUALIFIED PLANS

IRAS. Section 408 of the Code permits eligible individuals to contribute to an individual retirement plan known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract value. The Contract provides a Death Benefit that in certain situations, may exceed the greater of the payments or the contract value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

ROTH IRAS. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement plan known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempt from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the contract in connection with such plans should seek competent advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE Plans). Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a
Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after:

o    the date the employee attains age 59 1/2,
o    separates from service,
o    dies,
o    becomes disabled, or
o on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current income taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject only to the claims of the employer's general creditors, until such time as the assets become available to the employee or a beneficiary.

                          SEPARATE ACCOUNT PERFORMANCE

Performance data for the various Subaccounts are computed in the manner described below.

FIDELITY MONEY MARKET SUBACCOUNT

The current yield is the annual yield on the Fidelity Money Market Subaccount assuming no reinvestment of dividends and excluding all realized or unrealized capital gains. We compute current yield by first determining the Base Period Return on a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

Base Period Return = (EV-SV)/(SV)

    where:

 SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

We determine  the value of the  Accumulation  Unit at the end of the period (EV)
by:

    (1) adding, to the value of the Unit at the beginning of the period (SV), the investment income from the underlying Variable Insurance Products Fund Money Market Portfolio attributed to the Unit over the period; and

    (2) subtracting, from the result, the sum of:

        (a)  the  portion  of  the  annual   Mortality   and  Expense  Risk  and
Administrative Expense Charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365); and

        (b) a prorated portion of the annual contract maintenance charge of $35 per Contract. The contract maintenance charge is allocated among the Subaccounts in proportion to the total Contract Values similarly allocated. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Fidelity Money Market Subaccount. The Charge is then multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) X (365/7)

The Fidelity Money Market Subaccount also quotes an "effective yield". Effective yield differs from current yield in that effective yield takes into account the effect of dividend reinvestment. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for the reinvestment of dividends in the Variable Insurance Products Fund Money Market Portfolio by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1)to the power of 365/7 - 1].

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium tax charges, transfer fees, or Withdrawal Charges.

The yields quoted do not represent the yield of the Fidelity Money Market Subaccount in the future, because the yield is not fixed. Actual yields will differ depending on the type, quality and maturities of the investments held by the Variable Insurance Products Fund Money Market Portfolio and changes in interest rates on those investments. In addition, your yield also will be affected by factors specific to your Contract. For example, if your account is smaller than average, your yield will be lower, because the fixed dollar expense charges will affect the yield on small accounts more than they will affect the yield on larger accounts.

Yield information may be useful in reviewing the performance of the Fidelity Money Market Subaccount and for providing a basis for comparison with other investment alternatives. However, the Fidelity Money Market Subaccount's yield may vary on a daily basis, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

The Fidelity Money Market Portfolio's yield for the seven-day period ended December 31, 1999 was 5.72% and the compound effective yield for the same seven day period was 5.88%.

OTHER SUBACCOUNTS

We compute the performance of the other Subaccounts in terms of an annualized "yield" and/or as "total return".

YIELD

Yield will be expressed as an annualized percentage based on the Subaccount's performance over a stated 30-day (or one month) period. The annualized yield figures will reflect all recurring Contract charges and will not reflect Withdrawal Charges, transfer fees or premium tax charges. To arrive at the yield percentage over the 30-day (or one month) period, the net income per Accumulation Unit of the Subaccount during the period is divided by the value of an Accumulation Unit as of the end of the period. The yield figure is then annualized by assuming monthly compounding of the 30-day (or one month) figure over a six-month period and then doubling the result.

               The formula used in computing the yield figure is:

                Yield = 2 X ( ((a-b) + 1)to the power of 6 - 1)
                                ---
                                cd

           where:

a = net investment income earned during the period by the underlying Portfolio attributable to its shares held in the Subaccount;
b    = expenses  accrued  for the period  (net of  reimbursements);
c    = average daily number of Accumulation Units outstanding during the period;
     and
d = the net asset value of an Accumulation Unit on the last day of the period.

These yield figures reflect all recurring Contract charges, as described in the explanation of the yield computation for the Fidelity Money Market Subaccount. Like the Fidelity Money Market Subaccount's yield figures, the yield figures for the other Subaccounts are based on past performance and should not be taken as predictive of future results.

STANDARDIZED TOTAL RETURN

Standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The standardized total rate of return (T) is computed so that it satisfies the following formula:

                         P(1+T)to the power of n = ERV

    where:

P    = a hypothetical initial payment of $1,000
T    = average annual total return
n    = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year period as of the end of the period (or fractional portion thereof).

The standardized total return figures reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Fidelity Money Market Subaccount, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. The effect of the contract maintenance charge on your account usually will differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes. Accordingly, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the Fidelity Money Market and other Subaccount yield figures, standardized total return figures are based on historical data and are not intended to be a projection of future performance.

NON-STANDARDIZED TOTAL RETURN

Non-standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                         P(1+T)to the power of n = ERV

    where:

  P = a hypothetical initial payment of $30,000 T = average annual total return n = number of years
ERV = ending redeemable value of a hypothetical $30,000 payment made at the beginning of the one, five, or ten year period as of the end of the period (or fractional portion thereof).

Our non-standardized total return differs standardized total return in that in calculating non-standardized total return, we assumed an initial hypothetical investment of $30,000. We chose $30,000, because it is closer to the average Purchase Payment of a Contract that we expect to write. For standardized total return, we used an initial hypothetical investment of $1,000, as required by SEC regulations. The non-standardized total return figures reflect the effect of recurring charges, as discussed herein. Because the impact of the contract maintenance charge on your account will usually differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the standardized total return figures, non-standardized total return figures are based on historical data and are not intended to be a projection of future performance.

TIME PERIODS BEFORE THE DATE THE SEPARATE ACCOUNT COMMENCED OPERATIONS

The Separate Account may also disclose yield and non-standardized total return for time periods before the Separate Account commenced operations. This performance data is based on the actual performance of the Portfolios since their inception, adjusted to reflect the effect of the recurring Contract charges at the rates currently charged against the Subaccounts.

                        TABLES OF TOTAL RETURN QUOTATIONS

The following tables include average annual total return and non-standardized total return for various periods as of December 31, 2000.


                Standardized Total Return as of December 31, 2000
                          Assuming Contract Surrendered

                                                                                   Average Annual Total Return (3)

                                                                         ----------------------------------------------------

                                                                                                                   Since
                                                           Inception       1 Year        5 Year      10 Year     Inception
                         Fund                              Date (2)          (%)          (%)          (%)          (%)
                         ----                              --------          ---          ---          ---          ---

     Flexible Income................................    1/2/94                 4.73%         5.46%        N/A          6.54%
     Balanced.......................................    1/2/94                -3.65%        16.78%        N/A         14.96%
     Growth.........................................    1/2/94               -15.78%        17.67%        N/A         16.64%
     Aggressive Growth..............................    1/2/94               -32.80%        18.48%        N/A         19.20%
     Worldwide Growth...............................    1/2/94

Federated                                                                    -10.26%         6.76%        N/A          7.26%
     Utility II.....................................    2/11/94                9.38%         4.56%        N/A          4.65%
     U.S. Govt. Securities II.......................    3/28/94              -10.33%         2.96%        N/A          4.00%
     High Income Bond...............................    3/1/94               -16.88%        21.22%        N/A         18.50%

Fidelity
     Money Market...................................    1/2/94                    --            --         --             --
     Equity Income..................................    1/2/94                 6.86%        11.99%        N/A         13.90%
     Growth.........................................    1/2/94               -12.26%        18.12%        N/A         17.28%
     Overseas.......................................    1/2/94               -20.27%         9.29%        N/A          7.73%
     Asset Manager..................................    1/2/94                -5.31%         9.79%        N/A          7.93%
     Contrafund.....................................    5/1/96                -7.96%           N/A        N/A         16.11%
     Index 500......................................    2/17/98              -10.61%           N/A        N/A          9.46%

Alger American
     Income and Growth..............................    2/17/98               -2.69%           N/A        N/A         21.24%
     Small Capitalization...........................    2/17/98              -28.24%           N/A        N/A          4.33%
     Growth.........................................    2/17/98              -16.00%           N/A        N/A         15.71%
     MidCap Growth..................................    2/17/98                7.61%           N/A        N/A         20.57%
     Leveraged AllCap...............................    2/17/98              -25.91%           N/A        N/A         25.46%

Scudder
     Bond...........................................    1/2/94                 8.97%         4.02%        N/A          4.21%
     Balanced.......................................    1/2/94                -3.43%        14.27%        N/A         13.08%
     Growth & Income................................    8/17/98               -3.51%           N/A        N/A          3.76%
     Global Discovery...............................    8/17/98               -6.65%           N/A        N/A         24.95%
     International Portfolio........................    8/17/98              -22.83%           N/A        N/A          8.86%

Strong
     Discovery II...................................    8/17/98                2.89%           N/A        N/A          8.76%
     Opportunity II.................................    8/17/98                5.06%           N/A        N/A         21.84%
     Growth II......................................    8/17/98              -16.06%           N/A        N/A         31.73%

T. Rowe Price
     International Stock............................    8/17/98              -19.02%           N/A        N/A          5.91%
     New America Growth.............................    8/17/98              -11.91%           N/A        N/A          6.69%
     Mid-Cap Growth.................................    8/17/98                5.87%           N/A        N/A         21.04%
     Equity Income..................................    8/17/98               11.42%           N/A        N/A         10.22%

MFS
     Investors Trust................................    8/17/98               -1.58%           N/A        N/A          7.97%
     Research.......................................    8/17/98               -6.22%           N/A        N/A         13.28%
     Emerging Growth................................    8/17/98              -20.76%           N/A        N/A         26.33%
     Total Return...................................    8/17/98               14.35%           N/A        N/A         10.05%
     New Discovery..................................    8/17/98               -3.39%           N/A        N/A         35.30%

STI
     Capital Appreciation...........................    5/1/99                 1.59%           N/A        N/A          2.61%
     Value Income...................................    5/1/99                 8.85%           N/A        N/A         -2.27%
     Equity International...........................    5/1/99                -4.82%           N/A        N/A          0.10%

------------------------

(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.

(2) The Separate Account was established on approximately January 2, 1994. Lincoln Benefit did not start offering the Contracts until August 17, 1998, although it has offered other annuity contracts that are not offered by the prospectus to which this Statement of Additional Information relates. Accordingly, this table reflects hypothetical performance for the periods covered, applying the contract charges under the Contract to the investment performance of the underlying Portfolios. Standardized performance data for periods after the inception of Contract sales will reflect the actual performance of the Contracts.

(3) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000, as required by the SEC; and (3) reflect the deduction of 1.40% annual asset-based charges and a $35 annual contract maintenance charge. The effect of the contract maintenance charge on investment returns will vary depending on the size of the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the Purchase Payments.

(4) Total returns reflect that the investment adviser waived all or part of its fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


N/A Performance data is not available for all or part of the period indicated (see Inception Date).

              Non-Standardized Total Return as of December 31, 2000
                        Assuming Contract Not Surrendered

                                                                                              Average Annual Total Return (3)

                                                                                ----------------------------------------------------

                                            Portfolio     Monthly       Total                                               Since
                                            Inception     Return       Return       1 Year        5 Year      10 Year     Inception
                   Fund                     Date (2)        (%)        YTD (%)        (%)          (%)          (%)          (%)
                   ----                     --------        ---        -------        ---          ---          ---          ---

Janus Aspen
     Flexible Income.........................9/13/93        1.98%        4.78%        4.78%         5.51%         N/A         6.32%
     Balanced................................9/13/93        2.13%       -3.60%       -3.60%        16.83%         N/A        15.10%
     Growth..................................9/13/93       -0.98%      -15.74%      -15.74%        17.73%         N/A        16.28%
     Aggressive Growth.......................9/13/93        3.41%      -32.77%      -32.77%        18.53%         N/A        20.23%
     Worldwide Growth........................9/13/93        3.72%      -10.22%      -10.22%         6.81%         N/A         7.39%

Federated
     Utility II..............................2/11/94        1.53%        9.43%        9.43%         4.61%         N/A         4.68%
     U.S. Govt. Securities II................3/28/94        2.55%      -10.28%      -10.28%         3.01%         N/A         4.07%
     High Income Bond........................3/1/94        -0.57%      -16.84%      -16.84%        21.28%         N/A        20.34%

Fidelity
     Money Market............................4/1/82            --           --           --            --                        --
     Equity Income...........................10/9/86        4.12%        6.91%        6.91%        12.04%      15.77%        11.84%
     Growth..................................10/9/86        0.13%      -12.22%      -12.22%        18.17%      18.63%        14.95%
     Overseas................................1/28/87        0.13%      -20.23%      -20.23%         9.34%       7.97%         7.07%
     Asset Manager...........................9/6/89         1.85%       -5.26%       -5.26%         9.84%      10.52%         9.77%
     Contrafund..............................1/3/95         3.23%       -7.92%       -7.92%        16.65%         N/A        19.97%
     Index 500...............................8/27/92        0.36%      -10.57%      -10.57%        16.69%         N/A        15.54%

Alger American
     Income and Growth.......................11/15/88       1.10%       -2.64%       -2.64%        23.14%      17.09%        14.41%
     Small Capitalization....................9/21/88        9.79%      -28.21%      -28.21%         5.47%      11.99%        14.23%
     Growth..................................1/9/89         0.54%      -15.96%      -15.96%        17.53%      18.78%        17.20%
     MidCap Growth...........................5/3/93         8.84%        7.66%        7.66%        17.61%         N/A        20.20%
     Leveraged AllCap........................1/25/95        0.17%      -25.87%      -25.87%        21.44%         N/A        29.67%

Scudder
     Bond....................................7/16/85        1.98%        9.02%        9.02%         4.07%       6.10%         6.38%
     Balanced................................7/16/85        1.24%       -3.39%       -3.39%        14.33%      12.65%        11.36%
     Growth & Income.........................5/2/94         0.46%       -3.46%       -3.46%        10.52%         N/A        12.10%
     Global Discovery........................5/1/96         7.77%       -6.60%       -6.60%           N/A         N/A        15.82%
     International Portfolio.................5/1/87         2.99%      -22.79%      -22.79%        10.81%       9.83%         9.47%

Strong
     Discovery II............................5/8/92         7.29%        2.94%        2.94%         4.26%         N/A         7.66%
     Opportunity II..........................5/8/92         6.96%        5.11%        5.11%        17.68%         N/A        17.38%
     Growth II...............................12/31/96      13.45%      -16.02%      -16.02%           N/A         N/A        26.40%

T. Rowe Price
     International Stock.....................3/31/94        3.00%      -18.98%      -18.98%         6.95%         N/A         6.65%
     New America Growth......................3/31/94        3.78%      -11.87%      -11.87%        10.12%         N/A        13.92%
     Mid-Cap Growth..........................12/31/96       7.78%        5.92%        5.92%           N/A         N/A        16.19%
     Equity Income...........................3/31/94        4.67%       11.48%       11.48%        12.81%         N/A        15.03%

MFS
     Investors Trust.........................10/9/95        1.62%       -1.54%       -1.54%        14.44%         N/A        16.20%
     Research................................7/26/95        1.94%       -6.17%       -6.17%        14.84%         N/A        15.61%
     Emerging Growth.........................7/24/95        4.44%      -20.72%      -20.72%        20.44%         N/A        22.05%
     Total Return............................1/3/95         3.86%       14.40%       14.40%        11.69%         N/A        14.41%
     New Discovery...........................5/1/98        10.31%       -3.35%       -3.35%           N/A         N/A        21.34%

STI
     Capital Appreciation....................10/2/95        2.37%        1.64%        1.64%        17.89%         N/A        18.40%
     Value Income............................10/2/95        6.42%        8.90%        8.90%        10.52%         N/A        11.42%
     Equity International....................11/7/96        5.16%       -4.77%       -4.77%           N/A         N/A         6.65%

------------------------

 (1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.

 (2) The Separate Account was established on approximately January 2, 1994. Lincoln Benefit did not start offering the Contracts until August 17, 1998, although it has offered other annuity contracts that are not offered by the prospectus to which this Statement of Additional Information relates. Accordingly, this table reflects hypothetical performance for the periods covered, applying the contract charges under the Contract to the investment performance of the underlying Portfolios since their inception. Nonstandardized performance data for periods after the inception of Contract sales will reflect the actual performance of the Contracts.

 (3) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $75,000, since this is closer to the average Purchase Payment of a contract expected to be written, rather than the $1,000 required by the SEC for the standardized returns shown in the table on pages S-10 and S-11; and (3) reflect the deduction of 1.40% annual asset-based charges. Non-standardized return does not reflect the $35 annual contract maintenance charge, because it is waived on Contracts on which the Purchase Payments exceed $50,000. The total return on a Contract subject to the contract maintenance charge over the same time periods usually will be less than those shown in the tables, and will vary depending on the size of the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the Purchase Payments.

(4) Total returns reflect that the investment adviser waived all or part of its fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower. N/A Certain Portfolios do not have meaningful performance for the periods indicated. In the future, as such data becomes available, total return will be calculated as described above.


N/A Performance data is not available for all or part of the period indicated (see Inception Date).


              Non-Standardized Total Return as of December 31, 2000
                        Assuming Contract Not Surrendered


                                                                                              Calendar Year Return (3)
                                                                                       ---------------------------------------

                                                                       Cumulative
                                                                      Total Return
                                                          Portfolio       Since
                                                          Inception     Inception         1997          1998         1999
                         Fund                              Date (2)      (%) (3)           (%)          (%)           (%)
                         ----                              --------      -------           ---          ---           ---

Janus Aspen
     Flexible Income................................       9/13/93             56.37%       10.21%         4.98%        0.19%
     Balanced.......................................       9/13/93            179.06%       20.40%        30.95%       24.99%
     Growth.........................................       9/13/93            200.62%       21.04%        33.71%       41.98%
     Aggressive Growth..............................       9/13/93            283.76%       11.10%        32.39%      122.27%
     Worldwide Growth...............................       9/13/93

Federated                                                                      63.38%       24.87%        12.36%        0.28%
     Utility II.....................................       2/11/94             36.28%        7.07%         6.16%       -1.98%
     U.S. Govt. Securities II.......................       3/28/94             31.32%       12.25%         1.27%        0.88%
     High Income Bond...............................        3/1/94            286.20%       20.45%        26.95%       62.16%

Fidelity
     Money Market...................................        4/1/82                 --           --            --           --
     Equity Income..................................       10/9/86            391.56%       26.33%        10.08%        5.38%
     Growth.........................................       10/9/86            626.14%       21.76%        37.55%       38.58%
     Overseas.......................................       1/28/87            158.90%       10.00%        11.18%       43.47%
     Asset Manager..................................        9/6/89            187.28%       18.97%        13.45%       10.66%
     Contrafund.....................................        1/3/95            197.83%       22.42%        28.17%       25.00%
     Index 500......................................       8/27/92            233.92%       30.98%        26.53%       20.63%

Alger American
     Income and Growth..............................      11/15/88            411.40%       34.39%        30.55%       40.47%
     Small Capitalization...........................       9/21/88            412.18%        9.84%        13.92%       41.42%
     Growth.........................................        1/9/89            569.07%       24.00%        46.01%       31.88%
     MidCap Growth..................................        5/3/93            309.67%       13.41%        28.49%       30.01%
     Leveraged AllCap...............................       1/25/95            367.06%       18.02%        55.64%       75.59%

Scudder
     Bond...........................................       7/16/85            160.20%        7.58%         5.09%       -2.32%
     Balanced.......................................       7/16/85            428.14%       22.48%        31.56%       13.71%
     Growth & Income................................        5/2/94            114.15%       28.66%         5.36%        4.61%
     Global Discovery...............................        5/1/96             98.48%       10.82%        14.78%       63.58%
     International Portfolio........................        5/1/87            244.30%        7.55%        16.67%       52.36%

Strong
     Discovery II...................................        5/8/92             89.39%        9.84%         5.77%        3.63%
     Opportunity II.................................        5/8/92            299.95%       23.71%        11.96%       33.03%
     Growth II......................................      12/31/96            155.26%          N/A        26.89%       87.24%

T. Rowe Price
     International Stock............................       3/31/94             54.52%        1.66%        14.25%       31.47%
     New America Growth.............................       3/31/94            141.15%       19.43%        16.86%       11.18%
     Mid-Cap Growth.................................      12/31/96             82.25%          N/A        20.38%       22.01%
     Equity Income..................................       3/31/94            157.43%       27.06%         7.55%        1.80%

MFS
     Investors Trust................................       10/9/95            119.27%       27.98%        20.62%        5.21%
     Research.......................................       7/26/95            120.02%       18.59%        21.68%       22.32%
     Emerging Growth................................       7/24/95            195.67%       20.21%        32.31%       74.25%
     Total Return...................................        1/3/95            124.08%       19.61%        10.78%        1.65%
     New Discovery..................................        5/1/98             67.59%          N/A           N/A       71.00%

STI
     Capital Appreciation...........................       10/2/95            142.61%       34.64%        27.18%        7.21%
     Value Income...................................       10/2/95             76.42%       25.06%         8.17%       -4.35%
     Equity International...........................       11/7/96             30.63%       15.21%         9.26%        7.30%


------------------------

(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return. The Fidelity Investments Money Market Fund experienced an SEC 7-day compound effective yield of 4.98% and a 7 day current yield of 4.86% as of December 31, 2000.


(2) The Separate Account was established on approximately January 2, 1994. Lincoln Benefit did not start offering the Contracts until August 17, 1998, although it has offered other annuity contracts that are not offered by the prospectus to which this Statement of Additional Information relates. Accordingly, this table reflects hypothetical performance for the periods covered, applying the contract charges under the Contract to the investment performance of the underlying Portfolios since their inception.
     Nonstandardized performance data for periods after the inception of Contract sales will reflect the actual performance of the Contracts.

(3) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $75,000, since this is closer to the average Purchase Payment of a contract expected to be written, rather than the $1,000 required by the SEC for the standardized returns shown in the table on pages S-10 and S-11; and (3) reflect the deduction of 1.40% annual asset-based charges. Non-standardized return does not reflect the $35 annual contract maintenance charge, because it is waived on Contracts on which the Purchase Payments exceed $50,000. The total return on a Contract subject to the contract maintenance charge over the same time periods usually will be less than those shown in the tables, and will vary depending on the size of the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the Purchase Payments.

(4) Total returns reflect that the investment adviser waived all or part of its fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


N/A Performance data is not available for all or part of the period indicated (see Inception Date).


                                     EXPERTS


The financial statements of Lincoln Benefit as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements of Lincoln Benefit as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.




INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $12,214    $10,740    $10,752
  Realized capital gains and losses.........................      (95)      (913)       134
  Other expense.............................................      (20)    (2,301)       (42)
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   12,099      7,526     10,844
INCOME TAX EXPENSE..........................................    4,221      2,560      3,611
                                                              -------    -------    -------
NET INCOME..................................................    7,878      4,966      7,233
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,106     (6,900)     1,774
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $10,984    $(1,934)   $ 9,007
                                                              =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2000            1999
                                                              -------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                         VALUE)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $166,893 and $158,747)...................................   $   170,142     $  157,218
  Short-term................................................        11,243          1,919
                                                               -----------     ----------
  Total investments.........................................       181,385        159,137
Cash........................................................            76            982
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................     8,366,927      7,539,995
Reinsurance recoverables from non-affiliates, net...........       353,789        260,324
Other assets................................................         2,393          4,447
Separate Accounts...........................................     1,648,691      1,411,996
                                                               -----------     ----------
      TOTAL ASSETS..........................................   $10,553,261     $9,376,881
                                                               ===========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $   550,334     $  419,117
Contractholder funds........................................     8,157,502      7,369,664
Current income taxes payable................................         2,785          3,404
Deferred income taxes.......................................         4,607            745
Payable to affiliates, net..................................         9,210         12,650
Other liabilities and accrued expenses......................         1,371          1,528
Separate Accounts...........................................     1,648,691      1,411,996
                                                               -----------     ----------
      TOTAL LIABILITIES.....................................    10,374,500      9,219,104
                                                               -----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized,
  25,000 issued and outstanding.............................         2,500          2,500
Additional capital paid-in..................................       126,750        116,750
Retained income.............................................        47,399         39,521
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................         2,112           (994)
                                                               -----------     ----------
      Total accumulated other comprehensive income (loss)...         2,112           (994)
                                                               -----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................       178,761        157,777
                                                               -----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $10,553,261     $9,376,881
                                                               ===========     ==========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $  2,500   $  2,500   $  2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $116,750   $116,750   $116,750
Capital contribution........................................    10,000         --         --
                                                              --------   --------   --------
Balance, end of year........................................   126,750    116,750    116,750
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................  $ 39,521   $ 34,555   $ 27,322
Net income..................................................     7,878      4,966      7,233
                                                              --------   --------   --------
Balance, end of year........................................    47,399     39,521     34,555
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (994)  $  5,906   $  4,132
Change in unrealized net capital gains and losses...........     3,106     (6,900)     1,774
                                                              --------   --------   --------
Balance, end of year........................................     2,112       (994)     5,906
                                                              --------   --------   --------
    Total shareholder's equity..............................  $178,761   $157,777   $159,711
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,878   $  4,966   $  7,233
Adjustments to reconcile net income to net cash provided by
 operating activities
    Depreciation, amortization and other non-cash items.....      (868)    (5,313)         2
    Realized capital gains and losses.......................        95        913       (134)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................    (1,342)    (4,868)     1,394
      Income taxes payable..................................     1,570     (1,266)     3,042
      Other operating assets and liabilities................    (1,543)    11,286     (2,892)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     5,790      5,718      8,645
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    15,856     17,760         --
  Investment collections....................................     7,430     13,580     10,711
  Investments purchases.....................................   (30,979)   (39,723)   (18,587)
Change in short-term investments, net.......................    (9,003)     2,068     (2,646)
                                                              --------   --------   --------
    Net cash used in investing activities...................   (16,696)    (6,315)   (10,522)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution........................................    10,000         --         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............    10,000         --         --
                                                              --------   --------   --------
NET DECREASE IN CASH........................................      (906)      (597)    (1,877)
CASH AT BEGINNING OF YEAR...................................       982      1,579      3,456
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     76   $    982   $  1,579
                                                              ========   ========   ========

                       See notes to financial statements.

LINCOLN BENEFIT LIFE COMPANY
NOTES TO FINANCIAL STATEMENTS
($IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

On January 25, 2000, the Company paid a dividend of all common shares of AFD, Inc. ("AFDI") stock, a registered broker-dealer, to ALIC. Prior to the dividend, AFDI had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AFDI. To conform with the 2000 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and investment products primarily through independent insurance agents and brokers. Life insurance consists of traditional products, including term and whole life, interest-sensitive life, immediate annuities with life contingencies, variable life, indexed life, credit and accident and health insurance. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. In 2000, annuity deposits represented 77.9% of the Company's total statutory premiums and deposits.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Wisconsin, Michigan, Florida, Minnesota and Illinois for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgaged-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded (see Note 7). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of related contractholder account balance.

Limited payment contracts, a type of immediate annuity with life contingencies and single premium life contract, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains or losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS
REINSURANCE
The Company has reinsurance agreements whereby certain premiums, contract charges, credited interest, policy benefits and expenses are ceded to ALIC, and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits are not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $35,109, $26,418, and $45,940 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses and certain expenses which are not transferred under the reinsurance agreements and presented in other expenses. All other costs are ceded to ALIC under reinsurance agreements.

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
 --------------------   ---------   --------   --------   --------
U.S. government and
  agencies              $ 18,191     $2,072    $    --    $ 20,263
Corporate                103,414      1,531     (1,966)    102,979
Municipal                  4,514        100        (38)      4,576
Mortgage-backed
  securities              40,774      1,593        (43)     42,324
                        --------     ------    -------    --------
  Total fixed income
   securities           $166,893     $5,296    $(2,047)   $170,142
                        ========     ======    =======    ========
 At December 31, 1999
 --------------------
U.S. government and
  agencies              $ 11,849     $  606    $   (30)   $ 12,425
Corporate                 95,036        439     (3,282)     92,193
Municipal                 10,625         78       (108)     10,595
Mortgage-backed
  securities              41,237      1,372       (604)     42,005
                        --------     ------    -------    --------
  Total fixed income
   securities           $158,747     $2,495    $(4,024)   $157,218
                        ========     ======    =======    ========


SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due in one year or less                   $  4,168    $  4,200
Due after one year through five years       68,568      68,389
Due after five years through ten years      39,422      39,201
Due after ten years                         13,961      16,028
                                          --------    --------
                                           126,119     127,818
Mortgage-backed securities                  40,774      42,324
                                          --------    --------
  Total                                   $166,893    $170,142
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

     Year Ended December 31,         2000       1999       1998
     -----------------------       --------   --------   --------
Fixed income securities            $11,517    $10,380    $11,075
Short-term                             830        577        285
                                   -------    -------    -------
  Investment income, before
   expense                          12,347     10,957     11,360
  Investment expense                   133        217        608
                                   -------    -------    -------
  Net investment income            $12,214    $10,740    $10,752
                                   =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                     $(95)     $(913)      $134
  Income taxes                               (33)      (320)        47
                                            ----      -----       ----
  Realized capital gains and losses,
   after tax                                $(62)     $(593)      $ 87
                                            ====      =====       ====

Excluding calls and prepayments, gross gains of $1 were realized during 1999 and gross losses of $95 and $914 were realized on sales of fixed income securities during 2000 and 1999, respectively. There were no gross gains realized on sales of fixed income securities during 2000 and 1998 and there were no gross losses in 1998.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $166,893    $170,142   $ 5,296    $(2,047)    $ 3,249
                       ========    ========   =======    =======
Deferred income taxes                                                 (1,137)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,112
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Year Ended December 31,          2000       1999       1998
     -----------------------        --------   --------   --------
Fixed income securities             $ 4,778    $(10,615)  $ 2,729
Deferred income taxes                (1,672)      3,715      (955)
                                    -------    --------   -------
Increase (decrease) in unrealized
 net capital gains                  $ 3,106    $ (6,900)  $ 1,774
                                    =======    ========   =======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $9,067 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  170,142   $  170,142   $  157,218   $  157,218
Short-term                 11,243       11,243        1,919        1,919
Separate Accounts       1,648,691    1,648,691    1,411,996    1,411,996

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $6,401,863   $6,186,479   $5,716,583   $5,424,725
Separate Accounts       1,648,691    1,648,691    1,411,996    1,411,996

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2000       1999
                                           --------   --------
Immediate annuities:
  Structured settlement annuities          $ 73,719   $ 38,019
  Other immediate annuities                  36,884     41,250
Traditional life                            406,260    312,130
Other                                        33,471     27,718
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $550,334   $419,117
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the 1983 group annuity mortality table for immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.5% to 7.8% for structured settlement annuities; 4.9% to 8.8% for other immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $1,777,128   $1,669,748
Fixed annuities:
  Immediate annuities                      152,181      123,637
  Deferred annuities                     6,228,193    5,576,279
                                        ----------   ----------
  Total Contractholder funds            $8,157,502   $7,369,664
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.0% to 8.2% for interest-sensitive life contracts; 5.5% to 6.0% for immediate annuities and 0.0% to 12.6% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 34% of deferred annuities are subject to a market value adjustment.

7.  REINSURANCE
The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves.

The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

The following amounts were ceded to ALIC under reinsurance agreements. See
Note 3 for discussion of reinsurance agreements with ALIC.

The effects of reinsurance on premiums written and earned and contract charges for the years ended December 31, are as follows:

                                 2000        1999        1998
                               ---------   ---------   ---------
Premiums and Contract Charges
Direct                         $ 470,337   $ 389,741   $ 291,286
Assumed                                2           2           3
Ceded
  Affiliate                     (241,361)   (187,854)   (136,968)
  Non-affiliate                 (228,978)   (201,889)   (154,321)
                               ---------   ---------   ---------
  Premiums and contract
   charges, net of
   reinsurance                 $      --   $      --   $      --
                               =========   =========   =========

The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

                                 2000        1999        1998
                               ---------   ---------   ---------
Credited Interest, Policy
 Benefits and Other Expenses
Direct                         $ 885,081   $ 869,393   $ 757,249
Assumed                               --          --          --
Ceded
  Affiliate                     (630,015)   (684,703)   (624,678)
  Non-affiliate                 (255,046)   (182,389)   (132,529)
                               ---------   ---------   ---------
  Credited interest, policy
   benefits and other
   expenses, net of
   reinsurance                 $      20   $   2,301   $      42
                               =========   =========   =========

8.  COMMITMENTS AND CONTINGENT LIABILITIES

LEASES
The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $885, $2,042 and $1,743 in 2000, 1999 and 1998, respectively. Minimum rental commitments under noncancelable operating leases with initial or remaining term of more than one year as of December 31, are as follows:

                           2000
                         --------
  2001                    $   695
  2002                        617
  2003                        655
  2004                        684
  2005                        724
                          -------
                          $ 3,375
                          =======

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, and tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follow:

                                                2000       1999
                                              --------   --------
Deferred Assets
Unrealized net capital losses                 $    --    $   535
Other assets                                       --        897
                                              -------    -------
  Total deferred assets                            --      1,432

Deferred Liabilities
Difference in tax bases of investments         (2,405)    (2,177)
Unrealized net capital gains                   (1,137)        --
Other liabilities                              (1,065)        --
                                              -------    -------
  Total deferred liabilities                   (4,607)    (2,177)
                                              -------    -------
  Net deferred liability                      $(4,607)   $  (745)
                                              =======    =======

The components of the income tax expense for the year ended at December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $2,032    $ 3,645     $3,170
Deferred                                2,189     (1,085)       441
                                       ------    -------     ------
  Total income tax expense             $4,221    $ 2,560     $3,611
                                       ======    =======     ======

The Company paid income taxes of $2,651, $3,826 and $568 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                    (.1)      (1.0)      (1.7)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.0%      33.3%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $340, will result in federal income taxes payable of $119 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $169,436 and $153,632 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $15,805, $6,091 and $7,201 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Nebraska, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Nebraska Department of Insurance is $16,647.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               Pretax      Tax      After-tax    Pretax      Tax      After-tax    Pretax      Tax      After-tax
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $4,683    $(1,639)    $3,044     $(11,528)   $4,035     $(7,493)    $2,863    $(1,002)    $1,861
Less: reclassification
  adjustments                     (95)        33        (62)        (913)      320        (593)       134        (47)        87
                               ------    -------     ------     --------    ------     -------     ------    -------     ------
Unrealized net capital gains
  (losses)                      4,778     (1,672)     3,106      (10,615)    3,715      (6,900)     2,729       (955)     1,774
                               ------    -------     ------     --------    ------     -------     ------    -------     ------
Other comprehensive income
  (loss)                       $4,778    $(1,672)    $3,106     $(10,615)   $3,715     $(6,900)    $2,729    $  (955)    $1,774
                               ======    =======     ======     ========    ======     =======     ======    =======     ======

12. SALE OF BUILDING
Included within other income and expenses in the Company's statements of operations and comprehensive income for 1999, is a write-down of $798 associated with the sale of the Company's building in Lincoln, Nebraska which occurred in the first quarter of 2000. Also included in other income and expenses is the write-down of $1,200 related to unamortized building improvements recognized in the third quarter of 1999 when the building was vacated by the Company.

                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force............................  $117,381,094   $117,381,094   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    447,683   $    447,683   $         --
  Accident and health..............................        22,656         22,656             --
                                                     ------------   ------------   ------------
                                                     $    470,339   $    470,339   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force............................  $109,520,029   $109,520,029   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    369,540   $    369,540   $         --
  Accident and health..............................        20,203         20,203             --
                                                     ------------   ------------   ------------
                                                     $    389,743   $    389,743   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force............................  $ 97,690,299   $ 97,690,299   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    287,839   $    287,839   $         --
  Accident and health..............................         3,450          3,450             --
                                                     ------------   ------------   ------------
                                                     $    291,289   $    291,289   $         --
                                                     ============   ============   ============

                                    --------------------------------------------

                                    LINCOLN BENEFIT LIFE
                                    VARIABLE ANNUITY
                                    ACCOUNT

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                                    AND FOR THE PERIODS ENDED
                                    DECEMBER 31, 2000
                                    AND DECEMBER 31, 1999, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statement of net assets of Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Variable Annuity Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in Alger American Fund:
    Growth, 731 shares (cost $42,491)                                                   $ 34,573
    Income and Growth, 2,902 shares (cost $41,029)                                        38,483
    Leveraged AllCap, 764 shares (cost $37,668)                                           29,633
    MidCap Growth, 1,015 shares (cost $32,827)                                            31,089
    Small Capitalization, 423 shares (cost $16,242)                                        9,928

Allocation to Sub-Accounts investing in Janus Aspen Series:
    Flexible Income, 1,202 shares (cost $14,020)                                          13,771
    Balanced, 3,594 shares (cost $83,661)                                                 87,374
    Growth, 4,703 shares (cost $128,330)                                                 124,527
    Aggressive Growth, 2,496 shares (cost $108,813)                                       90,604
    Worldwide Growth, 4,348 shares (cost $154,150)                                       160,767

Allocation to Sub-Accounts investing in IAI Retirement Funds, Inc.:
    Regional, 381 shares (cost $5,674)                                                     6,361
    Reserve, 35 shares (cost $351)                                                           352
    Balanced, 161 shares (cost $2,232)                                                     2,160

Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund II:
    Asset Manager, 1,391 shares (cost $22,784)                                            22,256
    Contrafund, 2,760 shares (cost $66,581)                                               65,523
    Index 500, 504 shares (cost $76,889)                                                  75,322

Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund:
    Money Market, 81,027 shares (cost $81,027)                                            81,027
    Equity-Income, 3,622 shares (cost $83,856)                                            92,438
    Growth, 2,302 shares (cost $100,272)                                                 100,465
    Overseas, 866 shares (cost $18,810)                                                   17,314

Allocation to Sub-Accounts investing in Federated Insurance Management Series:
    High Income Bond Fund II, 1,860 shares (cost $18,384)                                 15,734
    Utility Fund II, 1,314 shares (cost $17,885)                                          16,345
    U.S. Government Securities Fund II, 1,552 shares (cost $16,548)                       17,239

Allocation to Sub-Accounts investing in Scudder Variable Life Investment Fund:
    Bond, 1,278 shares (cost $8,496)                                                       8,678
    Balanced, 1,933 shares (cost $26,125)                                                 25,885
    Growth and Income, 323 shares (cost $3,490)                                            3,355
    Global Discovery, 428 shares (cost $5,270)                                             5,030
    International, 304 shares (cost $4,681)                                                4,339


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in Strong Variable Insurance Funds, Inc.:
    Discovery Fund II, 423 shares (cost $5,146)                                     $ 5,025
    Mid Cap Growth Fund II, 619 shares (cost $17,891)                                14,651

Allocation to Sub-Accounts investing in Strong Opportunity Fund II, Inc.:
    Opportunity Fund II, 222 shares (cost $5,736)                                     5,306

Allocation to Sub-Accounts investing in T. Rowe Price International Series, Inc.:
    International Stock, 198 shares (cost $3,225)                                     2,979

Allocation to Sub-Accounts investing in T. Rowe Price Equity Series, Inc.:
    New America Growth, 80 shares (cost $2,004)                                       1,673
    Mid-Cap Growth, 481 shares (cost $8,472)                                          8,868
    Equity Income, 337 shares (cost $6,309)                                           6,593

Allocation to Sub-Accounts investing in MFS Variable Insurance Trust:
    Growth with Income Series, 293 shares (cost $6,043)                               6,154
    Research Series, 275 shares (cost $6,168)                                         5,730
    Emerging Growth Series, 353 shares (cost $11,561)                                10,190
    Total Return Series, 244 shares (cost $4,377)                                     4,776
    New Discovery Series, 598 shares (cost $10,155)                                   9,940

Allocation to Sub-Accounts investing in STI Classic Variable Trust:
    Capital Appreciation, 18 shares (cost $380)                                         368
    International Equity, 2 shares (cost $25)                                            22
    Value Income Stock, 30 shares (cost $369)                                           386

Allocation to Sub-Accounts investing in Goldman Sachs Variable Insurance Trust:
    CORE Small Cap Equity, 140 shares (cost $1,498)                                   1,456
    International Equity, 213 shares (cost $2,886)                                    2,511

Allocation to Sub-Accounts investing in J.P. Morgan Series Trust II:
    Small Company, 161 shares (cost $2,534)                                           2,309

Allocation to Sub-Accounts investing in Lazard Retirement Series Trust:
    Emerging Markets, 75 shares (cost $729)                                             572
    International Equity, 109 shares (cost $1,380)                                    1,308


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in LSA Variable Series Trust:
    Focused Equity, 228 shares (cost $2,813)                                       $    2,328
    Balanced, 207 shares (cost $2,140)                                                  2,163
    Growth Equity, 275 shares (cost $3,244)                                             2,930
    Disciplined Equity, 212 shares (cost $2,290)                                        2,066
    Value Equity, 202 shares (cost $2,358)                                              2,317
    Emerging Growth Equity, 265 shares (cost $3,975)                                    2,625

Allocation to Sub-Accounts investing in The Institutional Universal Funds, Inc.:
    Mid Cap Growth, 264 shares (cost $3,767)                                            3,258
    Mid Cap Value, 113 shares (cost $1,837)                                             1,702
    High Yield, 106 shares (cost $1,021)                                                  842

Allocation to Sub- Accounts investing in OCC Accumulation Trust:
    Equity, 38 shares (cost $1,276)                                                     1,387
    Small Cap, 31 shares (cost $846)                                                    1,005

Allocation to Sub-Accounts investing in PIMCO Variable Insurance Trust:
    StocksPLUS Growth and Income, 169 shares (cost $2,166)                              1,870
    Foreign Bond, 37 shares (cost $345)                                                   344
    Total Return Bond, 270 shares (cost $2,572)                                         2,636
    Money Market, 4,334 shares (cost $4,334)                                            4,334

Allocation to Sub-Accounts investing in Salomon Brothers Variable Series Funds:
    Capital, 183 shares (cost $2,785)                                                   2,770
                                                                                   ----------

         Net Assets                                                                $1,305,966
                                                                                   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                             Alger American Fund Sub-Accounts
                                                     -------------------------------------------------------------------------

                                                                     Income and     Leveraged        MidCap         Small
                                                        Growth         Growth         AllCap         Growth     Capitalization
                                                     ------------   ------------   ------------   ------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $     4,599   $      6,630   $      3,089   $      1,704  $        4,088
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                             (451)          (413)          (402)          (241)           (136)
     Administrative expense                                  (42)           (39)           (37)           (23)            (14)
                                                     -----------   ------------   ------------   ------------  --------------

         Net investment income (loss)                      4,106          6,178          2,650          1,440           3,938
                                                     -----------   ------------   ------------   ------------  --------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  17,693          7,851         15,519         15,712          12,627
     Cost of investments sold                             16,088          7,242         14,826         15,371          12,356
                                                     -----------   ------------   ------------   ------------  --------------

         Net realized gains (losses)                       1,605            609            693            341             271

Change in unrealized gains (losses)                      (12,443)        (8,319)       (13,774)        (2,978)         (7,964)
                                                     -----------   ------------   ------------   ------------  --------------

         Net realized and unrealized gains
              (losses) on investments                    (10,838)        (7,710)       (13,081)        (2,637)         (7,693)
                                                     -----------   ------------   ------------   ------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $    (6,732)  $     (1,532)  $    (10,431)  $     (1,197) $       (3,755)
                                                     ===========   ============   ============   ============  ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                Aspen Series Sub-Accounts
                                                        -------------------------------------------------------------------------

                                                          Flexible                                    Aggressive      Worldwide
                                                           Income        Balanced        Growth         Growth         Growth
                                                        ------------   ------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $       781   $      9,254   $     10,729   $     13,295   $      15,232
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (173)        (1,009)        (1,662)        (1,465)         (2,241)
     Administrative expense                                     (19)          (103)          (173)          (154)           (240)
                                                        -----------   ------------   ------------   ------------   -------------

         Net investment income (loss)                           589          8,142          8,894         11,676          12,751
                                                        -----------   ------------   ------------   ------------   -------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      5,530         11,717         37,570         50,823         157,519
     Cost of investments sold                                 5,694         10,294         30,814         41,457         141,811
                                                        -----------   ------------   ------------   ------------   -------------

         Net realized gains (losses)                           (164)         1,423          6,756          9,366          15,708

Change in unrealized gains (losses)                             217        (12,801)       (39,231)       (67,013)        (59,858)
                                                        -----------   ------------   ------------   ------------   -------------

         Net realized and unrealized gains
              (losses) on investments                            53        (11,378)       (32,475)       (57,647)        (44,150)
                                                        -----------   ------------   ------------   ------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $       642   $     (3,236)  $    (23,581)  $    (45,971)  $     (31,399)
                                                        ===========   ============   ============   ============   =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                      IAI Retirement Funds, Inc. Sub-Accounts
                                                        -------------------------------------------------------------------


                                                              Regional                Reserve                 Balanced
                                                        -------------------     -------------------     -------------------

NET INVESTMENT INCOME (LOSS)
Dividends                                               $            1,358      $               23     $               284
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                       (111)                     (5)                    (32)
     Administrative expense                                            (14)                     (1)                     (4)
                                                        ------------------     -------------------     -------------------

         Net investment income (loss)                                1,233                      17                     248
                                                        ------------------     -------------------     -------------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                             5,245                     160                     884
     Cost of investments sold                                        4,540                     163                     835
                                                       -------------------     -------------------     -------------------

         Net realized gains (losses)                                   705                      (3)                     49

Change in unrealized gains (losses)                                 (1,348)                      3                    (353)
                                                        ------------------     -------------------     -------------------

         Net realized and unrealized gains
              (losses) on investments                                 (643)                     --                    (304)
                                                        ------------------     -------------------     -------------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $              590     $                17     $               (56)
                                                        ==================     ===================     ===================

                                                                   Fidelity Variable Insurance
                                                                  Products Fund II Sub-Accounts
                                                           -------------------------------------------

                                                                  Asset
                                                                 Manager                Contrafund
                                                           -------------------     -------------------

NET INVESTMENT INCOME (LOSS)
Dividends                                                  $            2,429      $            8,463
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                          (285)                   (822)
     Administrative expense                                               (32)                    (87)
                                                           ------------------      ------------------

         Net investment income (loss)                                   2,112                   7,554
                                                           ------------------      ------------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                                4,778                  14,873
     Cost of investments sold                                           4,667                  13,625
                                                           ------------------      ------------------

         Net realized gains (losses)                                      111                   1,248

Change in unrealized gains (losses)                                    (3,464)                (14,200)
                                                           ------------------      ------------------

         Net realized and unrealized gains
              (losses) on investments                                  (3,353)                (12,952)
                                                           ------------------      ------------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                            $           (1,241)     $           (5,398)
                                                           ==================      ==================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------
                                                      Fidelity
($ in thousands)                                      Variable
                                                      Insurance
                                                       Fund II
                                                     Sub-Accounts      Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     -------------   ---------------------------------------------------------


                                                                        Money          Equity-
                                                       Index 500        Market         Income         Growth        Overseas
                                                     -------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        951    $     3,975    $     7,251    $    11,079    $     3,062
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                              (929)          (804)        (1,080)        (1,360)          (296)
     Administrative expense                                   (85)           (80)          (120)          (150)           (34)
                                                     ------------    -----------    -----------    -----------    -----------

         Net investment income (loss)                         (63)         3,091          6,051          9,569          2,732
                                                     ------------    -----------    -----------    -----------    -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   17,343        468,625         31,106         28,873         76,633
     Cost of investments sold                              16,087        468,625         30,696         24,597         75,238
                                                     ------------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                        1,256             --            410          4,276          1,395

Change in unrealized gains (losses)                        (9,473)            --           (772)       (28,635)        (8,829)
                                                     ------------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
              (losses) on investments                      (8,217)            --           (362)       (24,359)        (7,434)
                                                     ------------    -----------    -----------    -----------    -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     (8,280)   $     3,091    $     5,689    $   (14,790)   $    (4,702)
                                                     ============    ===========    ===========    ===========    ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                            Federated Insurance Management               Scudder Variable Life
                                                                 Series Sub-Accounts                 Investment Fund Sub-Accounts
                                                     --------------------------------------------    ----------------------------
                                                                                          U.S.
                                                                                       Government
                                                      High Income        Utility       Securities
                                                      Bond Fund II       Fund II         Fund II          Bond           Balanced
                                                     --------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $       1,624    $        824    $        583    $        408    $      3,683
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (219)           (204)           (161)            (98)           (311)
     Administrative expense                                    (24)            (21)            (16)            (10)            (34)
                                                     -------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                        1,381             599             406             300           3,338
                                                     -------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                    23,531           4,692          12,110           2,798           4,934
     Cost of investments sold                               24,753           4,648          12,199           2,860           4,655
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                        (1,222)             44             (89)            (62)            279

Change in unrealized gains (losses)                         (1,958)         (2,391)            859             457          (4,481)
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                       (3,180)         (2,347)            770             395          (4,202)
                                                     -------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $      (1,799)   $     (1,748)   $      1,176    $        695    $       (864)
                                                     =============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                Scudder Variable Life                   Strong Variable Insurance
                                                             Investment Fund Sub-Accounts                Funds, Inc. Sub-Accounts
                                                     ----------------------------------------------   -----------------------------

                                                                                                                         Mid Cap
                                                       Growth and        Global                         Discovery        Growth
                                                         Income         Discovery     International      Fund II         Fund II
                                                     --------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $          81    $        202    $        322    $         --    $      1,119
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (35)            (44)            (41)            (18)           (151)
     Administrative expense                                     (3)             (3)             (3)             (2)            (12)
                                                     -------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                           43             155             278             (20)            956
                                                     -------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     2,066           3,417          56,967           1,510           4,253
     Cost of investments sold                                2,080           3,575          56,826           1,507           4,165
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           (14)           (158)            141               3              88

Change in unrealized gains (losses)                           (144)           (418)           (670)           (146)         (4,681)
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (158)           (576)           (529)           (143)         (4,593)
                                                     -------------   -------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $        (115)  $        (421)   $       (251)   $       (163)   $     (3,637)
                                                     =============   =============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------

($ in thousands)                                        Strong         T. Rowe Price
                                                      Opportunity      International
                                                     Fund II, Inc.      Series, Inc.
                                                      Sub-Account       Sub-Account
                                                    ---------------   ---------------

                                                      Opportunity      International
                                                        Fund II            Stock
                                                    ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $          666    $          158
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (40)              (39)
     Administrative expense                                     (3)               (3)
                                                    --------------    --------------

         Net investment income (loss)                          623               116
                                                    --------------    --------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                       840            62,668
     Cost of investments sold                                  794            62,563
                                                    --------------    --------------

         Net realized gains (losses)                            46               105

Change in unrealized gains (losses)                           (575)             (427)
                                                    --------------    --------------

         Net realized and unrealized gains
              (losses) on investments                         (529)             (322)
                                                    --------------    --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $           94    $         (206)
                                                    ==============    ==============

                                                       T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                    ---------------------------------------------------

                                                         New
                                                        America           Mid-Cap            Equity
                                                        Growth             Growth            Income
                                                    -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $        185       $        149       $        417
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                              (19)               (62)               (61)
     Administrative expense                                   (2)                (5)                (5)
                                                    ------------       ------------       ------------

         Net investment income (loss)                        164                 82                351
                                                    ------------       ------------       ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     421              1,852              5,817
     Cost of investments sold                                436              1,688              5,944
                                                    ------------       ------------       ------------

         Net realized gains (losses)                         (15)               164               (127)

Change in unrealized gains (losses)                         (366)              (120)               471
                                                    ------------       ------------       ------------

         Net realized and unrealized gains
              (losses) on investments                       (381)                44                344
                                                    ------------       ------------       ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $       (217)      $        126       $        695
                                                    ============       ============       ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                      MFS Variable Insurance Trust Sub-Accounts
                                                     -----------------------------------------------------------------------------

                                                        Growth                         Emerging         Total             New
                                                      with Income      Research         Growth          Return          Discovery
                                                        Series          Series          Series          Series           Series
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         61    $        216    $        426    $        132    $         75
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (68)            (52)           (113)            (44)            (73)
     Administrative expense                                    (5)             (4)             (8)             (4)             (5)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                         (12)            160             305              84              (3)
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      660           1,234           1,728           2,475           1,880
     Cost of investments sold                                 643           1,191           1,576           2,379           1,746
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           17              43             152              96             134

Change in unrealized gains (losses)                           (74)           (751)         (2,923)            405            (733)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (57)           (708)         (2,771)            501            (599)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $        (69)   $       (548)   $     (2,466)   $        585    $       (602)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                        Goldman Sachs Variable
                                                        STI Classic Variable Trust Sub-Accounts      Insurance Trust Sub-Accounts
                                                     --------------------------------------------    -----------------------------

                                                                                                         CORE
                                                        Capital      International   Value Income      Small Cap     International
                                                     Appreciation        Equity          Stock          Equity           Equity
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         16    $          5    $         14    $         48    $        142
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (4)             --              (3)            (13)            (20)
     Administrative expense                                    --              --              --              (1)             (1)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                          12               5              11              34             121
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      137              13           1,665             168              55
     Cost of investments sold                                 145              15           1,681             160              58
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           (8)             (2)            (16)              8              (3)

Change in unrealized gains (losses)                            (8)             (3)             25             (65)           (379)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (16)             (5)              9             (57)           (382)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $         (4)   $         --    $         20    $        (23)   $       (261)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                      J.P. Morgan
                                                    Series Trust II     Lazard Retirement Series          LSA Variable Series
                                                      Sub-Account         Trust Sub-Accounts               Trust Sub-Accounts
                                                     ------------    -----------------------------   -----------------------------

                                                         Small         Emerging      International     Focused
                                                        Company         Markets          Equity         Equity         Balanced
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         32    $         23    $         17   $         97     $        143
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (20)             (6)            (12)           (20)             (15)
     Administrative expense                                    (1)           --                (1)            (1)              (1)
                                                     ------------    ------------    ------------    ------------    ------------
         Net investment income (loss)                          11              17               4             76              127
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      239             886             195            224              286
     Cost of investments sold                                 229             933             201            218              275
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           10             (47)             (6)             6               11

Change in unrealized gains (losses)                          (249)           (161)            (80)          (496)              22
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                        (239)           (208)            (86)          (490)              33
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       (228)   $       (191)   $        (82)  $       (414)    $        160
                                                     ============    ============    ============   ============    =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          The
($ in thousands)                                                                                                     Institutional
                                                                                                                       Universal
                                                                                                                      Funds Inc.
                                                                LSA Variable Series Trust Sub-Accounts               Sub-Accounts
                                                     -------------------------------------------------------------   -------------

                                                        Growth        Disciplined       Value          Emerging         Mid Cap
                                                        Equity           Equity         Equity       Growth Equity      Growth
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        100    $         27    $        175    $        506    $         67
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (22)            (15)            (16)            (25)            (25)
     Administrative expense                                    (2)             (1)             (1)             (2)             (2)
                                                     ------------    ------------    ------------    ------------    ------------
         Net investment income (loss)                          76              11             158             479              40
                                                     ------------    ------------    ------------    ------------    ------------



NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      237             299             181              80             585
     Cost of investments sold                                 233             305             176              79             620
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                            4              (6)              5               1             (35)

Change in unrealized gains (losses)                          (326)           (226)            (46)         (1,361)           (513)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                        (322)           (232)            (41)         (1,360)           (548)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       (246)   $       (221)   $        117    $       (881)   $       (508)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                                    PIMCO Variable
                                                      The Institutional Universal          OCC Accumulation         Insurance Trust
                                                        Funds Inc. Sub-Accounts           Trust Sub-Accounts         Sub-Accounts
                                                     ----------------------------    -----------------------------  ---------------

                                                                                                                       StocksPLUS
                                                        Mid Cap          High                                          Growth and
                                                         Value           Yield           Equity        Small Cap         Income
                                                     -------------   -------------   -------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        205    $        109    $         34    $         --    $         162
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (10)             (7)             (8)             (7)             (16)
     Administrative expense                                    (1)             (1)             (1)             (1)              (1)
                                                     ------------    ------------    ------------    ------------    -------------

         Net investment income (loss)                         194             101              25              (8)             145
                                                     ------------    ------------    ------------    ------------    -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      129             101             557           1,304              658
     Cost of investments sold                                 125             103             566           1,225              676
                                                     ------------    ------------    ------------    ------------    -------------

         Net realized gains (losses)                            4              (2)             (9)             79              (18)

Change in unrealized gains (losses)                          (138)           (179)            111             159             (296)
                                                     ------------    ------------    ------------    ------------    -------------

         Net realized and unrealized gains
              (losses) on investments                        (134)           (181)            102             238             (314)
                                                     ------------    ------------    ------------    ------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $         60    $        (80)   $        127    $        230    $        (169)
                                                     ============    ============    ============    ============    =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                       Salomon Brothers
                                                                                                          Variable
                                                       PIMCO Variable Insurance Trust Sub-Accounts       Sub-Account
                                                     -----------------------------------------------    -------------

                                                        Foreign        Total Return        Money
                                                          Bond             Bond            Market          Capital
                                                     --------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $          20    $          84    $         181    $        157
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                 (3)             (17)             (40)            (20)
     Administrative expense                                     --               (1)              (3)             (1)
                                                     -------------    -------------   --------------    ------------

         Net investment income (loss)                           17               66              138             136
                                                     -------------    -------------   --------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                         8              211            4,299             207
     Cost of investments sold                                    8              210            4,299             195
                                                     -------------    -------------    -------------    ------------

         Net realized gains (losses)                            --                1               --              12

Change in unrealized gains (losses)                             (1)              63               --              (7)
                                                     -------------    -------------    -------------    ------------

         Net realized and unrealized gains
              (losses) on investments                           (1)              64               --               5
                                                     -------------    -------------    -------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $          16    $         130    $         138    $        141
                                                     =============    =============    =============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                              Alger American Fund Sub-Accounts
                                           ----------------------------------------------------------------------

                                                   Growth            Income and Growth        Leveraged AllCap
                                           ----------------------  ----------------------  ----------------------
                                              2000        1999        2000        1999        2000        1999
                                           ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)               $   4,106   $     978   $   6,178   $     412   $   2,650   $     254
Net realized gains (losses)                    1,605         917         609         (25)        693         690
Change in unrealized gains (losses)          (12,443)      3,613      (8,319)      5,172     (13,774)      5,433
                                           ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from operations                          (6,732)      5,508      (1,532)      5,559     (10,431)      6,377
                                           ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      14,308      14,785      13,097       9,663      15,835       8,960
Benefit payments                                (175)        (40)       (360)        (62)       (124)        (18)
Payments on termination                       (3,464)     (1,027)     (2,487)     (1,032)     (2,107)       (382)
Loans - net                                       (5)         (3)       --            (2)          6        --
Contract administration charges                  (16)         (3)        (10)         (2)        (15)         (1)
Transfers among the sub-accounts
     and with the Fixed Account - net            709       4,347       7,045       3,666       5,115       4,496
                                           ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from capital transactions                11,357      18,059      17,285      12,231      18,710      13,055
                                           ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS              4,625      23,567      15,753      17,790       8,279      19,432

NET ASSETS AT BEGINNING OF PERIOD             29,948       6,381      22,730       4,940      21,354       1,922
                                           ---------   ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD                $  34,573   $  29,948   $  38,483   $  22,730   $  29,633   $  21,354
                                           =========   =========   =========   =========   =========   =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                         Janus Aspen Series
                                               Alger American Fund Sub-Accounts             Sub-Accounts
                                        ---------------------------------------------  ----------------------

                                           MidCap Growth        Small Capitalization      Flexible Income
                                       ----------------------  ----------------------  ----------------------

                                          2000        1999       2000         1999        2000        1999
                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $   1,440   $     463   $   3,938   $     353   $     589   $     806
Net realized gains (losses)                  341         317         271         122        (164)        (33)
Change in unrealized gains (losses)       (2,978)        973      (7,964)      1,460         217        (730)
                                       ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from operations                      (1,197)      1,753      (3,755)      1,935         642          43
                                       ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   8,926       3,330       3,918       2,426       2,006       4,731
Benefit payments                             (66)        (12)        (59)        (11)       (100)       (106)
Payments on termination                   (1,284)       (219)       (759)       (168)       (961)     (1,049)
Loans - net                                   (1)         (1)        (10)        (14)         (3)         (3)
Contract administration charges               (5)         (1)         (4)         (1)         (8)         (2)
Transfers among the sub-accounts
     and with the Fixed Account - net     16,981         332       2,880         977      (2,424)       (558)
                                       ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from capital transactions            24,551       3,429       5,966       3,209      (1,490)      3,013
                                       ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS         23,354       5,182       2,211       5,144        (848)      3,056

NET ASSETS AT BEGINNING OF PERIOD          7,735       2,553       7,717       2,573      14,619      11,563
                                       ---------   ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD            $  31,089   $   7,735   $   9,928   $   7,717   $  13,771   $  14,619
                                       =========   =========   =========   =========   =========   =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                             Janus Aspen Series Sub-Accounts
                                        ---------------------------------------------------------------------------


                                               Balanced                   Growth               Aggressive Growth
                                        -----------------------   -----------------------   -----------------------

                                           2000         1999         2000         1999         2000         1999
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   8,142    $     539    $   8,894    $    (504)   $  11,676    $   1,070
Net realized gains (losses)                 1,423        2,683        6,756        8,006        9,366        8,096
Change in unrealized gains (losses)       (12,801)       8,490      (39,231)      21,736      (67,013)      38,961
                                         ---------   ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets
     from operations                       (3,236)      11,712      (23,581)      29,238      (45,971)      48,127
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   22,515       20,759       36,871       25,102       38,591       12,398
Benefit payments                             (494)        (354)      (1,004)        (419)        (472)        (102)
Payments on termination                    (6,765)      (3,703)     (11,670)      (5,242)     (11,446)      (2,505)
Loans - net                                    (7)          (8)         (30)         (14)         (73)         (10)
Contract administration charges               (55)         (14)         (98)         (25)         (92)         (20)
Transfers among the sub-accounts
     and with the Fixed Account - net       6,979        4,922       10,381        8,348       11,441        7,598
                                        ---------    ---------    ---------    ---------    ---------    ---------

Increase (decrease) in net assets
     from capital transactions             22,173       21,602       34,450       27,750       37,949       17,359
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS          18,937       33,314       10,869       56,988       (8,022)      65,486

NET ASSETS AT BEGINNING OF PERIOD          68,437       35,123      113,658       56,670       98,626       33,140
                                        ---------    ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD             $  87,374    $  68,437    $ 124,527    $ 113,658    $  90,604    $  98,626
                                        =========    =========    =========    =========    =========    =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                          Janus Aspen Series
                                             Sub-Accounts              IAI Retirement Funds, Inc. Sub-Accounts
                                        -----------------------   ------------------------------------------------

                                           Worldwide Growth              Regional                   Reserve
                                        -----------------------   ----------------------    ----------------------

                                           2000         1999         2000         1999         2000         1999
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $  12,751    $  (1,258)   $   1,233    $      39    $      17    $      12
Net realized gains (losses)                15,708       10,254          705          342           (3)          (1)
Change in unrealized gains (losses)       (59,858)      48,843       (1,348)       1,194            3           (8)
                                        ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets
     from operations                      (31,399)      57,839          590        1,575           17            3
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   43,746       23,533          152          302           23           82
Benefit payments                             (904)        (481)         (41)         (27)          --           --
Payments on termination                   (16,978)      (6,760)      (1,091)      (1,122)         (63)        (104)
Loans - net                                   (76)         (52)           2            2           --           --
Contract administration charges              (139)         (37)         (22)          (5)          (2)          --
Transfers among the sub-accounts
     and with the Fixed Account - net      12,084        1,148       (3,849)      (3,075)         (72)         (25)
                                        ---------    ---------    ---------    ---------    ---------     ---------

Increase (decrease) in net assets
     from capital transactions             37,733       17,351       (4,849)      (3,925)        (114)         (47)
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS           6,334       75,190       (4,259)      (2,350)         (97)         (44)

NET ASSETS AT BEGINNING OF PERIOD         154,433       79,243       10,620       12,970          449          493
                                        ---------    ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD             $ 160,767    $ 154,433    $   6,361    $  10,620    $     352    $     449
                                        =========    =========    =========    =========    =========    =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                        AI Retirement Funds, Inc.
                                              Sub-Accounts              Fidelity Variable Insurance Products Fund II Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------

                                                Balanced                       Asset Manager                    Contrafund
                                      -----------------------------   -----------------------------   -----------------------------

                                          2000            1999             2000           1999             2000            1999
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $        248    $        133    $      2,112    $      1,271    $      7,554    $        916
Net realized gains (losses)                     49              79             111             358           1,248           3,472
Change in unrealized gains (losses)           (353)           (149)         (3,464)            398         (14,200)          5,798
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                           (56)             63          (1,241)          2,027          (5,398)         10,186
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        87             416           2,859           2,824          14,042          15,075
Benefit payments                               (12)            (43)           (126)           (252)           (567)           (152)
Payments on termination                       (267)           (164)         (2,461)         (1,358)         (7,498)         (2,228)
Loans - net                                     --              --              --              (4)             (2)             (7)
Contract administration charge                  (4)             (1)            (32)             (8)            (55)            (18)
Transfers among the sub-accounts
     and with the Fixed Account - net         (515)           (172)             24          (1,278)          1,335           1,622
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions                (711)             36             264             (76)          7,255          14,292
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS             (767)             99            (977)          1,951           1,857          24,478

NET ASSETS AT BEGINNING OF PERIOD            2,927           2,828          23,233          21,282          63,666          39,188
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD           $      2,160    $      2,927    $     22,256    $     23,233    $     65,523    $     63,666
                                      ============    ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                       Fidelity Variable Insurance
                                      Products Fund II Sub-Accounts      Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -----------------------------   ------------------------------------------------------------

                                                Index 500                      Money Market                   Equity-Income
                                      ----------------------------    ----------------------------    ----------------------------

                                           2000            1999            2000            1999            2000            1999
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $        (63)   $       (212)   $      3,091    $      1,706    $      6,051    $      2,808
Net realized gains (losses)                  1,256             764              --              --             410           3,489
Change in unrealized gains (losses)         (9,473)          6,222              --              --            (772)         (2,491)
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                        (8,280)          6,774           3,091           1,706           5,689           3,806
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    24,433          31,559          74,155          59,959          10,909          16,805
Benefit payments                              (421)           (133)           (664)           (423)           (624)           (741)
Payments on termination                     (6,357)         (2,681)         (9,252)         (5,955)        (11,954)         (9,566)
Loans - net                                     (9)             (7)             47             (55)            (46)            (28)
Contract administration charges                (35)             (7)            (31)             (9)           (117)            (36)
Transfers among the sub-accounts
     and with the Fixed Account - net        6,742           8,197         (52,465)        (19,081)         (2,455)         (4,142)
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions              24,353          36,928          11,790          34,436          (4,287)          2,292
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS           16,073          43,702          14,881          36,142           1,402           6,098

NET ASSETS AT BEGINNING OF PERIOD           59,249          15,547          66,146          30,004          91,036          84,938
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD           $     75,322    $     59,249    $     81,027    $     66,146    $     92,438    $     91,036
                                      ============    ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                                                    Federated Insurance
                                                                                                     Management Series
                                        Fidelity Variable Insurance Products Fund Sub-Accounts         Sub-Accounts
                                        ------------------------------------------------------    ------------------------

                                                  Growth                     Overseas             High Income Bond Fund II
                                        --------------------------    ------------------------    ------------------------

                                             2000          1999          2000         1999           2000         1999
                                        ------------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $     9,569     $   5,979     $   2,732     $     550     $   1,381     $   1,413
Net realized gains (losses)                   4,276         4,819         1,395         1,258        (1,222)         (266)
Change in unrealized gains (losses)         (28,635)       13,445        (8,829)        6,304        (1,958)         (928)
                                        -----------     ---------     ---------     ---------     ---------     ---------

Increase (decrease) in net assets
   from operations                          (14,790)       24,243        (4,702)        8,112        (1,799)          219
                                        -----------     ---------     ---------     ---------     ---------     ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     20,438        17,004         2,998         1,507         2,456         3,791
Benefit payments                               (810)         (233)         (316)         (215)         (261)         (162)
Payments on termination                      (9,345)       (4,710)       (6,994)       (1,226)       (2,823)       (1,582)
Loans - net                                      (1)           (6)            5             4            --            (1)
Contract administration charges                (121)          (31)          (30)           (7)          (15)           (5)
Transfers among the sub-accounts
   and with the Fixed Account - net           7,216            37        (2,358)       (1,648)         (996)       (1,803)
                                        -----------     ---------     ---------     ---------     ---------     ---------

Increase (decrease) in net assets
   from capital transactions                 17,377        12,061        (6,695)       (1,585)       (1,639)          238
                                        -----------     ---------     ---------     ---------     ---------     ---------

INCREASE (DECREASE) IN NET ASSETS             2,587        36,304       (11,397)        6,527        (3,438)          457

NET ASSETS AT BEGINNING OF PERIOD            97,878        61,574        28,711        22,184        19,172        18,715
                                        -----------     ---------     ---------     ---------     ---------     ---------

NET ASSETS AT END OF PERIOD             $   100,465     $  97,878     $  17,314     $  28,711     $  15,734     $  19,172
                                        ===========     =========     =========     =========     =========     =========















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                          Scudder Variable Life
                                            Federated Insurance Management Series Sub-Accounts        Investment Fund Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                                             U.S. Government
                                              Utility Fund II               Securities Fund II                    Bond
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        599   $        840    $        406   $        271    $        300   $        234
Net realized gains (losses)                       44            271             (89)           (36)            (62)           (74)
Change in unrealized gains (losses)           (2,391)        (1,021)            859           (410)            457           (320)
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                            (1,748)            90           1,176           (175)            695           (160)
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,238          4,796           2,699          4,141           1,517          1,909
Benefit payments                                (209)           (83)            (67)           (42)           (100)           (27)
Payments on termination                       (1,786)        (1,513)         (1,001)          (620)           (615)          (666)
Loans - net                                        2             (1)             --             --              (2)            (1)
Contract administration charges                  (16)            (5)             (7)            (2)             (7)            (2)
Transfers among the sub-accounts
   and with the Fixed Account - net              420           (121)          2,292            775            (694)           787
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,649          3,073           3,916          4,252              99          2,000
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (99)         3,163           5,092          4,077             794          1,840

NET ASSETS AT BEGINNING OF PERIOD             16,444         13,281          12,147          8,070           7,884          6,044
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $     16,345   $     16,444    $     17,239   $     12,147    $      8,678   $      7,884
                                        ============   ============    ============   ============    ============   ============















      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                              Scudder Variable Life Investment Fund Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                 Balanced                    Growth and Income              Global Discovery
                                        ----------------------------   ----------------------------   ----------------------------


                                              2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $      3,338   $      1,315    $         43   $         44    $        155   $         (2)
Net realized gains (losses)                      279            522             (14)             9            (158)            10
Change in unrealized gains (losses)           (4,481)         1,006            (144)            --            (418)           176
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (864)         2,843            (115)            53            (421)           184
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,244          5,716           1,337          1,913           2,773            256
Benefit payments                                (136)          (151)            (52)           (12)            (13)            --
Payments on termination                       (2,516)        (1,587)           (108)           (67)            (83)            (5)
Loans - net                                        2             (1)             --             --              --             --
Contract administration charges                  (25)            (7)             (1)            --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              647             72              47            166           1,246          1,070
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,216          4,042           1,223          2,000           3,923          1,321
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,352          6,885           1,108          2,053           3,502          1,505

NET ASSETS AT BEGINNING OF PERIOD             24,533         17,648           2,247            194           1,528             23
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $     25,885   $     24,533    $      3,355   $      2,247    $      5,030   $      1,528
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                             Scudder Variable Life
                                        Investment Fund Sub-Accounts        Strong Variable Insurance Funds, Inc. Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                                International                Discovery Fund II            Mid Cap Growth Fund II
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        278   $         13    $        (20)  $          4    $        956   $        (17)
Net realized gains (losses)                      141            184               3             (1)             88             76
Change in unrealized gains (losses)             (670)           323            (146)            24          (4,681)         1,421
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (251)           520            (163)            27          (3,637)         1,480
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,542            972             543            123           9,106          1,971
Benefit payments                                  (4)            --             (21)            --             (29)            --
Payments on termination                         (159)            (4)            (69)            (5)           (500)           (57)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              (3)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,650            (35)          4,530             44           4,261          1,927
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,029            933           4,983            162          12,835          3,841
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              2,778          1,453           4,820            189           9,198          5,321

NET ASSETS AT BEGINNING OF PERIOD              1,561            108             205             16           5,453            132
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      4,339   $      1,561    $      5,025   $        205    $     14,651   $      5,453
                                        ============   ============    ============   ============    ============   ============















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                              T. Rowe Price                  T. Rowe Price
                                              Strong Opportunity        International Series, Inc.       Equity Series, Inc.
                                          Fund II, Inc. Sub-Account            Sub-Account                   Sub-Accounts
                                        ----------------------------   ----------------------------   ----------------------------

                                              Opportunity Fund II           International Stock            New America Growth
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        623   $          1    $        116   $          9    $        164   $         61
Net realized gains (losses)                       46              6             105             31             (15)             4
Change in unrealized gains (losses)             (575)           143            (427)           176            (366)            23
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                94            150            (206)           216            (217)            88
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,549            872           2,133            661             747            987
Benefit payments                                  --             --              (4)            --              (6)            --
Payments on termination                          (83)            (9)           (105)           (13)            (36)           (11)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              (1)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,482            221             169             24             (44)            55
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,948          1,084           2,193            672             660          1,031
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              4,042          1,234           1,987            888             443          1,119

NET ASSETS AT BEGINNING OF PERIOD              1,264             30             992            104           1,230            111
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      5,306   $      1,264    $      2,979   $        992    $      1,673   $      1,230
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                          MFS Variable Insurance
                                                T. Rowe Price Equity Series, Inc. Sub-Accounts             Trust Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                Mid-Cap Growth                 Equity Income           Growth with Income Series
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         82   $          6    $        351   $        130    $        (12)  $        (19)
Net realized gains (losses)                      164             19            (127)             6              17              6
Change in unrealized gains (losses)             (120)           431             471           (193)            (74)           161
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                               126            456             695            (57)            (69)           148
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,274          1,708           1,578          1,764           1,314          3,127
Benefit payments                                 (66)            --             (29)            --              (9)            --
Payments on termination                         (171)           (21)           (445)           (21)           (239)           (43)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              (1)            --              (2)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            3,733            176           1,817            903           1,267            329
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   5,769          1,863           2,920          2,646           2,331          3,413
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              5,895          2,319           3,615          2,589           2,262          3,561

NET ASSETS AT BEGINNING OF PERIOD              2,973            654           2,978            389           3,892            331
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      8,868   $      2,973    $      6,593   $      2,978    $      6,154   $      3,892
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                Research Series           Emerging Growth Series          Total Return Series
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        160   $         (8)   $        305   $        (22)   $         84   $         21
Net realized gains (losses)                       43             17             152            117              96             (6)
Change in unrealized gains (losses)             (751)           297          (2,923)         1,542             405            (15)
                                        ------------   ------------    ------------   ------------    ------------   ------------
`
Increase (decrease) in net assets
   from operations                              (548)           306          (2,466)         1,637             585           --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,275          1,636           6,314          3,136           1,376          1,813
Benefit payments                                 (35)            --             (48)            --             (22)           (32)
Payments on termination                         (203)           (26)           (249)           (32)           (161)           (51)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              (2)            --              (1)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            2,043            142           2,114           (320)            688            312
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   4,079          1,752           8,129          2,784           1,880          2,042
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,531          2,058           5,663          4,421           2,465          2,042

NET ASSETS AT BEGINNING OF PERIOD              2,199            141           4,527            106           2,311            269
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      5,730   $      2,199    $     10,190   $      4,527    $      4,776   $      2,311
                                        ============   ============    ============   ============    ============   ============
















      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                           MFS Variable Insurance
                                              Trust Sub-Accounts                  STI Classic Variable Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                             New Discovery Series          Capital Appreciation           International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999(a)          2000            1999(a)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         (3)  $         28    $         12   $         16    $          5   $         --
Net realized gains (losses)                      134             75              (8)            (6)             (2)            --
Change in unrealized gains (losses)             (733)           504              (8)            (4)             (3)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (602)           607              (4)             6              --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,579            648             160            386              22             --
Benefit payments                                 (48)            --              --             --              --             --
Payments on termination                         (320)           (12)             (6)            (4)             --             --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            4,215            795            (109)           (61)             --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   8,425          1,431              45            321              22             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              7,823          2,038              41            327              22             --

NET ASSETS AT BEGINNING OF PERIOD              2,117             79             327             --              --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      9,940   $      2,117    $        368   $        327    $         22   $         --
                                        ============   ============    ============   ============    ============   ============








(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                           STI Classic Variable
                                            Trust Sub-Accounts          Goldman Sachs Variable Insurance Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                              Value Income Stock         CORE Small Cap Equity           International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(a)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $          5    $         34   $         --    $        121   $          5
Net realized gains (losses)                      (16)            (4)              8             --              (3)            --
Change in unrealized gains (losses)               25             (8)            (65)            23            (379)             4
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                20             (7)            (23)            23            (261)             9
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         203            117             544            379           2,055            294
Benefit payments                                  (8)            --              --             --              --             --
Payments on termination                          (17)            --             (38)            --             (33)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net               98            (20)            533             38             409             38
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     276             97           1,039            417           2,431            332
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                296             90           1,016            440           2,170            341

NET ASSETS AT BEGINNING OF PERIOD                 90             --             440             --             341             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $        386   $         90    $      1,456   $        440    $      2,511   $        341
                                        ============   ============    ============   ============    ============   ============








(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999

(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999






See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                J.P. Morgan
                                         Series Trust II Sub-Account           Lazard Retirement Series Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                                Small Company                Emerging Markets              International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $         --    $         17   $         --    $          4   $         --
Net realized gains (losses)                       10             --             (47)            --              (6)            --
Change in unrealized gains (losses)             (249)            24            (161)             4             (80)             8
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (228)            24            (191)             4             (82)             8
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,417            572             451            148             872            344
Benefit payments                                  --             --              --             --             (13)            --
Payments on termination                          (24)            --              (6)            --             (33)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              548             --             124             42             212             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,941            572             569            190           1,038            344
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,713            596             378            194             956            352

NET ASSETS AT BEGINNING OF PERIOD                596             --             194             --             352             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,309   $        596    $        572   $        194    $      1,308   $        352
                                        ============   ============    ============   ============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                   LSA Variable Series Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                Focused Equity                  Balanced                     Growth Equity
                                        ----------------------------   ----------------------------   ----------------------------
                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         76   $         --    $        127   $         --    $         76   $         --
Net realized gains (losses)                        6             --              11             --               4              1
Change in unrealized gains (losses)             (496)            11              22              1            (326)            12
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (414)            11             160              1            (246)            13
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,883            479           1,959             77           2,550            280
Benefit payments                                  --             --              --             --              --             --
Payments on termination                          (28)            --             (33)            --             (26)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              355             42              (1)            --             306             53
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,210            521           1,925             77           2,830            333
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,796            532           2,085             78           2,584            346

NET ASSETS AT BEGINNING OF PERIOD                532             --              78             --             346             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,328   $        532    $      2,163   $         78    $      2,930   $        346
                                        ============   ============    ============   ============    ============   ============







(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                   LSA Variable Series Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                             Disciplined Equity                Value Equity              Emerging Growth Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $          1    $        158   $         --    $        479   $         --
Net realized gains (losses)                       (6)            --               5             --               1             --
Change in unrealized gains (losses)             (226)             2             (46)             5          (1,361)            11
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (221)             3             117              5            (881)            11
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,816            142           1,774            146           2,149            322
Benefit payments                                  --             --             (15)            --             (11)            --
Payments on termination                           (9)            --             (42)            --             (39)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              335             --             293             39           1,032             42
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,142            142           2,010            185           3,131            364
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,921            145           2,127            190           2,250            375

NET ASSETS AT BEGINNING OF PERIOD                145             --             190             --             375             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,066   $        145    $      2,317   $        190    $      2,625   $        375
                                        ============   ============    ============  =============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                          The Institutional Universal Funds, Inc. Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                               Mid Cap Growth                  Mid Cap Value                   High Yield
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         40   $         --    $        194   $          3    $        101   $         --
Net realized gains (losses)                      (35)            --               4             --              (2)            --
Change in unrealized gains (losses)             (513)             4            (138)             3            (179)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (508)             4              60              6             (80)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,645             45           1,424             29             763            185
Benefit payments                                  --             --              --             --              --             --
Payments on termination                          (80)            --             (15)            --             (22)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,110             42             160             38              (4)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,675             87           1,569             67             737            185
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,167             91           1,629             73             657            185

NET ASSETS AT BEGINNING OF PERIOD                 91             --              73             --             185             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      3,258   $         91    $      1,702   $         73    $        842   $        185
                                        ============   ============    ============   ============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                              PIMCO Variable
                                                   OCC Accumulation Trust Sub-Accounts                Insurance Trust Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                    Equity                      Small Cap             StocksPLUS Growth and Income
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        25    $         --    $         (8)  $         --    $        145   $          3
Net realized gains (losses)                      (9)             --              79             --             (18)            --
Change in unrealized gains (losses)             111              --             159             --            (296)            --
                                        -----------    ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              127              --             230             --            (169)             3
                                        -----------    ------------    ------------   ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      1,431              61             401             --           1,705            146
Benefit payments                                 --              --              --             --             (14)            --
Payments on termination                         (43)             --             (31)            --             (41)            --
Loans - net                                      --              --              --             --              --             --
Contract administration charges                  --              --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            (189)             --             405             --             240             --

                                        ------------   ------------    ------------    -----------     -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   1,199             61             775             --           1,890            146
                                        -------------  -------------   -------------  ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS              1,326             61           1,005             --           1,721            149

NET ASSETS AT BEGINNING OF PERIOD                 61             --              --             --             149             --

                                        -------------  -------------   -------------  ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      1,387   $         61    $      1,005   $         --    $      1,870   $        149
                                        ============   ============    ============   ============    ============   ============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                  PIMCO Variable Insurance Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                 Foreign Bond                Total Return Bond               Money Market
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         17   $         --    $         66   $          1    $        138   $          2
Net realized gains (losses)                       --             --               1             --              --             --
Change in unrealized gains (losses)               (1)            --              63              1              --             --

                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                16             --             130              2             138              2
                                        ------------   ------------    ------------   ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          76            182           1,701            550           7,188            938
Benefit payments                                  --             --              --             --              --             --
Payments on termination                           (6)            --             (34)            --            (111)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net               76             --             287             --          (3,447)          (374)
                                        ------------   ------------    ------------   ------------    ------------   ------------


Increase (decrease) in net assets
   from capital transactions                     146            182           1,954            550           3,630            564

                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                162            182           2,084            552           3,768            566

NET ASSETS AT BEGINNING OF PERIOD                182             --             552            --              566             --
                                        ------------   ------------    ------------   ------------    ------------   ------------


NET ASSETS AT END OF PERIOD             $        344   $        182    $      2,636   $        552    $      4,334   $        566
                                        ============   ============    ============   ============    ============   ============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------

($ in thousands)

                                                              Salomon Brothers Variable
                                                              Series Funds Sub-Account
                                                         -----------------------------------

                                                                       Capital
                                                         -----------------------------------

                                                              2000                1999 (b)
                                                         ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                             $          136      $           18
Net realized gains (losses)                                          12                  --
Change in unrealized gains (losses)                                  (7)                 (8)
                                                         --------------      --------------

Increase (decrease) in net assets
   from operations                                                  141                  10
                                                         --------------      --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                          2,089                 558
Benefit payments                                                    (15)                 --
Payments on termination                                             (30)                 --
Loans - net                                                          --                  --
Contract administration charges                                      --                  --
Transfers among the sub-accounts
   and with the Fixed Account - net                                  17                  --
                                                         --------------      --------------

Increase (decrease) in net assets
   from capital transactions                                      2,061                 558
                                                         --------------      --------------

INCREASE (DECREASE) IN NET ASSETS                                 2,202                 568

NET ASSETS AT BEGINNING OF PERIOD                                   568                  --
                                                         --------------      --------------

NET ASSETS AT END OF PERIOD                              $        2,770      $          568
                                                         ==============      ==============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Lincoln Benefit sells four variable annuity contracts, Investor's Select, Consultant I, Consultant II and Premier Planner (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      ALGER AMERICAN FUND                               SCUDDER VARIABLE LIFE INVESTMENT FUND
          Growth                                             Bond
          Income and Growth                                  Balanced
          Leveraged AllCap                                   Growth and Income
          MidCap Growth                                      Global Discovery
          Small Capitalization                               International
      JANUS ASPEN SERIES                                STRONG VARIABLE INSURANCE FUNDS, INC
          Flexible Income                                    Discovery Fund II
          Balanced                                           Mid Cap Growth Fund II
          Growth                                        STRONG OPPORTUNITY FUND II, INC.
          Aggressive Growth                                  Opportunity Fund II
          Worldwide Growth                              T. ROWE PRICE INTERNATIONAL SERIES, INC.
      IAI RETIREMENT FUNDS, INC.                             International Stock
          Regional                                      T. ROWE PRICE EQUITY SERIES, INC.
          Reserve                                            New America Growth
          Balanced                                           Mid-Cap Growth
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II           Equity Income
          Asset Manager                                 MFS VARIABLE INSURANCE TRUST
          Contrafund                                         Growth with Income Series
          Index 500                                          Research Series
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND              Emerging Growth Series
          Money Market                                       Total Return Series
          Equity-Income                                      New Discovery Series
          Growth                                        STI CLASSIC VARIABLE TRUST
          Overseas                                           Capital Appreciation
      FEDERATED INSURANCE MANAGEMENT SERIES                  International Equity
          High Income Bond Fund II                           Value Income Stock
          Utility Fund II                               GOLDMAN SACHS VARIABLE INSURANCE TRUST
          U.S. Government Securities Fund II                 CORE Small Cap Equity
                                                             International Equity

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      J.P. MORGAN SERIES TRUST II                       THE INSTITUTIONAL UNIVERSAL FUNDS, INC.
          Small Company                                      Mid Cap Growth
      LAZARD RETIREMENT SERIES TRUST                         Mid Cap Value
          Emerging Markets                                   High Yield
          International Equity                          OCC ACCUMULATION TRUST
      LSA VARIABLE SERIES TRUST                              Equity
          Focused Equity                                     Small Cap
          Balanced                                      PIMCO VARIABLE INSURANCE TRUST
          Growth Equity                                      StocksPLUS Growth and Income
          Disciplined Equity                                 Foreign Bond
          Value Equity                                       Total Return Bond
          Emerging Growth Equity                             Money Market
                                                        SALOMON BROTHERS VARIABLE SERIES FUNDS
                                                             Capital

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select. The rate is .10% for Consultant I, Consultant II and Premier Planner.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED

(Units in whole amounts)

                                                                                         INVESTOR'S SELECT CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             676,378       310,979        (379,713)
      Income and Growth                                                                  581,544       365,547        (185,203)
      Leveraged AllCap                                                                   330,069       506,164        (438,006)
      MidCap Growth                                                                      257,838       947,929        (512,053)
      Small Capitalization                                                               333,325       508,851        (433,431)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    748,162       102,083        (271,020)
      Balanced                                                                         1,725,833       244,088        (318,006)
      Growth                                                                           2,478,426       586,948        (653,320)
      Aggressive Growth                                                                1,531,639       523,227        (550,153)
      Worldwide Growth                                                                 3,222,820     1,000,987      (1,136,828)

Investments in IAI Retirement Funds, Inc. Sub-Accounts:
      Regional                                                                           533,632        21,570        (250,917)
      Reserve                                                                             38,476         3,621         (13,256)
      Balanced                                                                           180,094        10,362         (53,486)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                    1,153,565        83,859        (237,565)
      Contrafund                                                                       2,294,148       286,077        (582,791)
      Index 500                                                                        1,732,194       710,224        (667,574)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     3,210,449     6,827,991      (7,679,485)
      Equity-Income                                                                    3,422,044       564,032      (1,232,161)
      Growth                                                                           2,466,985       579,583        (664,384)
      Overseas                                                                         1,335,981       439,685        (891,723)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund II                                                         1,087,087       388,919        (640,217)
      Utility Fund II                                                                    639,124        80,354        (178,970)
      U.S. Government Securities Fund II                                                 638,219       332,346        (334,585)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               502,991        41,051        (172,671)
      Balanced                                                                           883,754        60,101        (153,485)

                                                                                          INVESTOR'S SELECT CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             607,644            $           15.14
      Income and Growth                                                                  761,888                        17.17
      Leveraged AllCap                                                                   398,227                        18.95
      MidCap Growth                                                                      693,714                        17.04
      Small Capitalization                                                               408,745                        11.18

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    579,225                        15.77
      Balanced                                                                         1,651,915                        26.13
      Growth                                                                           2,412,054                        28.60
      Aggressive Growth                                                                1,504,713                        34.12
      Worldwide Growth                                                                 3,086,979                        31.92

Investments in IAI Retirement Funds, Inc. Sub-Accounts:
      Regional                                                                           304,285                        20.90
      Reserve                                                                             28,841                        12.20
      Balanced                                                                           136,970                        15.77

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      999,859                        16.60
      Contrafund                                                                       1,997,434                        19.73
      Index 500                                                                        1,774,844                        12.77

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     2,358,955                        13.10
      Equity-Income                                                                    2,753,915                        24.06
      Growth                                                                           2,382,184                        29.26
      Overseas                                                                           883,943                        16.07

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund II                                                           835,789                        13.08
      Utility Fund II                                                                    540,508                        16.17
      U.S. Government Securities Fund II                                                 635,980                        13.53

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               371,371                        13.19
      Balanced                                                                           790,370                        21.36

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           CONSULTANT I CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             624,209       889,013        (391,379)
      Income and Growth                                                                  402,339       550,275         (99,028)
      Leveraged AllCap                                                                   276,291       498,812         (92,524)
      MidCap Growth                                                                      133,411       750,211        (270,435)
      Small Capitalization                                                                77,078       386,533        (214,351)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    197,019        87,239         (65,505)
      Balanced                                                                           722,058       915,608         (42,269)
      Growth                                                                             927,469     1,759,750        (731,680)
      Aggressive Growth                                                                  440,699     1,225,332        (638,450)
      Worldwide Growth                                                                   931,544     4,745,913      (3,191,578)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      154,441       156,446         (32,561)
      Contrafund                                                                         548,967       529,100         (76,573)
      Index 500                                                                          983,492       926,581        (114,691)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     1,451,852    11,658,668     (10,916,049)
      Equity-Income                                                                      616,769       836,058        (244,128)
      Growth                                                                             541,326     1,024,147        (264,643)
      Overseas                                                                            26,260       133,802         (27,809)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                          196,572     1,420,898      (1,277,306)
      Utility Fund II                                                                    198,037       240,133         (36,794)
      U.S. Government Securities Fund II                                                 175,793       773,583        (543,361)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               123,093        64,495         (32,088)
      Balanced                                                                           220,270       316,686         (82,283)
      Growth and Income                                                                  138,946       127,656         (74,080)
      Global Discovery                                                                    46,091       161,200         (93,268)
      International                                                                       56,287       123,527         (66,513)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    5,111       306,378         (29,011)
      Growth Fund II                                                                     164,207       402,361         (99,793)

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                 46,155       147,515         (24,869)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 22,869        44,885          (2,300)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  57,131        54,481         (10,845)
      Mid-Cap Growth                                                                      85,857       323,328         (64,429)
      Equity Income                                                                      128,022       477,049        (343,299)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          133,121       115,717         (31,147)
      Research Series                                                                     75,847       203,440         (39,084)
      Emerging Growth Series                                                             114,684       179,869         (20,109)
      Total Return Series                                                                118,240       281,131        (191,882)
      New Discovery Series                                                                55,274       213,001         (49,103)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                20,427        11,961          (9,194)
      International Equity                                                                    21         2,574            (877)
      Value Income Stock                                                                   8,610       168,849        (167,354)

                                                                                           CONSULTANT I CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                           1,121,843            $           13.26
      Income and Growth                                                                  853,586                        15.77
      Leveraged AllCap                                                                   682,579                        16.72
      MidCap Growth                                                                      613,187                        16.28
      Small Capitalization                                                               249,260                        11.52

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    218,753                        10.80
      Balanced                                                                         1,595,397                        14.12
      Growth                                                                           1,955,539                        14.23
      Aggressive Growth                                                                1,027,581                        18.39
      Worldwide Growth                                                                 2,485,879                        14.45

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      278,326                        11.25
      Contrafund                                                                       1,001,494                        12.97
      Index 500                                                                        1,795,382                        12.11

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     2,194,471                        11.07
      Equity-Income                                                                    1,208,699                        12.18
      Growth                                                                           1,300,830                        13.87
      Overseas                                                                           132,253                        11.81

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                          340,164                         8.94
      Utility Fund II                                                                    401,376                        10.06
      U.S. Government Securities Fund II                                                 406,015                        11.05

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               155,500                        10.88
      Balanced                                                                           454,673                        12.17
      Growth and Income                                                                  192,522                        10.66
      Global Discovery                                                                   114,023                        16.51
      International                                                                      113,301                        12.25

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                  282,478                        11.81
      Growth Fund II                                                                     466,775                        18.00

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                168,801                        15.34

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 65,454                        11.52

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                 100,767                        11.05
      Mid-Cap Growth                                                                     344,756                        14.91
      Equity Income                                                                      261,772                        12.33

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          217,691                        11.63
      Research Series                                                                    240,203                        12.75
      Emerging Growth Series                                                             274,444                        16.28
      Total Return Series                                                                207,489                        12.38
      New Discovery Series                                                               219,172                        18.82

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                23,194                        10.26
      International Equity                                                                 1,718                        10.02
      Value Income Stock                                                                  10,105                         9.42

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                          CONSULTANT I CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             231,260       193,271         (31,802)
      Income and Growth                                                                  248,187       242,916         (35,979)
      Leveraged AllCap                                                                    97,191       155,748         (34,166)
      MidCap Growth                                                                       39,695       201,818         (31,150)
      Small Capitalization                                                                33,114        58,608         (19,898)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     50,882        58,348         (13,610)
      Balanced                                                                           421,211       486,076         (26,580)
      Growth                                                                             338,171       501,914         (15,788)
      Aggressive Growth                                                                  105,275       270,937         (28,019)
      Worldwide Growth                                                                   411,137       445,065         (30,317)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       66,166        80,707         (21,323)
      Contrafund                                                                         262,116       304,223         (29,845)
      Index 500                                                                          686,148       555,883         (56,441)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       435,122       951,574        (882,784)
      Equity-Income                                                                      375,346       199,250         (45,949)
      Growth                                                                             208,899       247,663         (16,323)
      Overseas                                                                            17,998        48,873          (1,523)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           64,354        39,495         (20,813)
      Utility Fund II                                                                    149,567        90,564         (34,091)
      U.S. Government Securities Fund II                                                  90,255        66,988         (62,742)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                27,938        62,853         (18,256)
      Balanced                                                                           111,209       107,272          (5,356)
      Growth and Income                                                                   37,864        53,786         (19,448)
      Global Discovery                                                                    10,302        44,548         (24,904)
      International                                                                       21,515        33,309         (12,554)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    9,132        42,274          (2,189)
      Growth Fund II                                                                      36,267       110,709         (21,087)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 24,845        68,496         (13,541)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 27,663        53,127          (5,100)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  21,505         4,488          (9,099)
      Mid-Cap Growth                                                                      96,322        84,105         (37,317)
      Equity Income                                                                       76,738        91,773         (19,727)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          111,594        85,469         (11,040)
      Research Series                                                                     39,021        76,486         (27,037)
      Emerging Growth Series                                                              30,880        82,206         (17,660)
      Total Return Series                                                                 43,038        61,646          (5,141)
      New Discovery Series                                                                21,614        85,412         (14,512)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 4,666         3,228            (664)
      International Equity                                                                    --            --
      Value Income Stock                                                                     665           997             (22)

                                                                                          CONSULTANT I CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             392,729            $           13.19
      Income and Growth                                                                  455,124                        15.69
      Leveraged AllCap                                                                   218,773                        16.64
      MidCap Growth                                                                      210,363                        16.20
      Small Capitalization                                                                71,824                        11.46

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     95,620                        10.74
      Balanced                                                                           880,707                        14.05
      Growth                                                                             824,297                        14.16
      Aggressive Growth                                                                  348,193                        18.31
      Worldwide Growth                                                                   825,885                        14.38

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      125,550                        11.19
      Contrafund                                                                         536,494                        12.91
      Index 500                                                                        1,185,590                        12.05

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       503,912                        11.01
      Equity-Income                                                                      528,647                        12.12
      Growth                                                                             440,239                        13.81
      Overseas                                                                            65,348                        11.76

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           83,036                         8.90
      Utility Fund II                                                                    206,040                        10.01
      U.S. Government Securities Fund II                                                  94,501                        10.99

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                72,535                        10.83
      Balanced                                                                           213,125                        12.11
      Growth and Income                                                                   72,202                        10.61
      Global Discovery                                                                    29,946                        16.43
      International                                                                       42,270                        12.19

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   49,217                        11.75
      Growth Fund II                                                                     125,889                        17.92

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 79,800                        15.27

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 75,690                        11.46

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  16,894                        11.00
      Mid-Cap Growth                                                                     143,110                        14.84
      Equity Income                                                                      148,784                        12.27

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          186,023                        11.58
      Research Series                                                                     88,470                        12.69
      Emerging Growth Series                                                              95,426                        16.20
      Total Return Series                                                                 99,543                        12.32
      New Discovery Series                                                                92,514                        18.73

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 7,230                        10.22
      International Equity                                                                    --                         9.99
      Value Income Stock                                                                   1,640                         9.39

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                   ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             163,349        98,162         (26,810)
      Income and Growth                                                                   60,143       101,883         (28,898)
      Leveraged AllCap                                                                   119,956       137,801         (26,519)
      MidCap Growth                                                                       29,209       130,364         (18,725)
      Small Capitalization                                                                28,480        61,746          (3,432)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     27,217        28,375         (15,383)
      Balanced                                                                           128,056       145,224         (33,198)
      Growth                                                                             258,055       339,901         (30,784)
      Aggressive Growth                                                                   98,325       294,634         (28,625)
      Worldwide Growth                                                                   193,058       344,238         (34,006)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       17,720        13,570          (1,636)
      Contrafund                                                                         107,737       127,926         (29,813)
      Index 500                                                                          623,829       424,648        (243,277)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       276,322       554,696        (592,261)
      Equity-Income                                                                      105,296        96,258         (24,025)
      Growth                                                                             137,301       120,239         (21,551)
      Overseas                                                                             9,578        24,915            (470)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           33,644        21,434          (9,850)
      Utility Fund II                                                                     24,931         5,748          (5,074)
      U.S. Government Securities Fund II                                                  64,811       120,833         (69,136)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                10,792        17,056            (627)
      Balanced                                                                            27,978        13,133         (10,419)
      Growth and Income                                                                   15,890        14,348          (5,157)
      Global Discovery                                                                    13,686        41,179          (5,128)
      International                                                                        9,617        45,530          (4,302)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                      598        31,744          (5,462)
      Growth Fund II                                                                      12,658        86,431         (15,402)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  7,846        48,066          (1,302)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                  5,012        24,194          (1,244)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                   6,584        21,616          (4,789)
      Mid-Cap Growth                                                                      12,775        24,876          (5,651)
      Equity Income                                                                       31,694        59,110         (13,811)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           52,396        30,148          (3,753)
      Research Series                                                                     29,595        46,269          (1,382)
      Emerging Growth Series                                                              62,647       135,042         (25,211)
      Total Return Series                                                                 27,465        20,231          (5,057)
      New Discovery Series                                                                 4,834        86,394         (12,212)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                   353            95            (448)
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --        29,623          (3,450)


                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                   ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             234,701            $           13.13
      Income and Growth                                                                  133,128                        15.62
      Leveraged AllCap                                                                   231,238                        16.56
      MidCap Growth                                                                      140,848                        16.13
      Small Capitalization                                                                86,794                        11.41

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     40,209                        10.69
      Balanced                                                                           240,082                        13.99
      Growth                                                                             567,172                        14.09
      Aggressive Growth                                                                  364,334                        18.22
      Worldwide Growth                                                                   503,290                        14.31

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts
      Asset Manager                                                                       29,654                        11.14
      Contrafund                                                                         205,850                        12.84
      Index 500                                                                          805,200                        12.00

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       238,757                        10.96
      Equity-Income                                                                      177,529                        12.06
      Growth                                                                             235,989                        13.74
      Overseas                                                                            34,023                        11.70

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           45,228                         8.85
      Utility Fund II                                                                     25,605                         9.96
      U.S. Government Securities Fund II                                                 116,508                        10.94

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                27,221                        10.78
      Balanced                                                                            30,692                        12.05
      Growth and Income                                                                   25,081                        10.56
      Global Discovery                                                                    49,737                        16.35
      International                                                                       50,845                        12.13

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   26,880                        11.70
      Growth Fund II                                                                      83,687                        17.83

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 54,610                        15.19

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 27,962                        11.41

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  23,411                        10.95
      Mid-Cap Growth                                                                      32,000                        14.77
      Equity Income                                                                       76,993                        12.22

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           78,791                        11.52
      Research Series                                                                     74,482                        12.63
      Emerging Growth Series                                                             172,478                        16.13
      Total Return Series                                                                 42,639                        12.26
      New Discovery Series                                                                79,016                        18.64

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --                        10.19
      International Equity                                                                    --                         9.96
      Value Income Stock                                                                  26,173                         9.36

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                        ENHANCED INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                                  --        11,683             (18)
      Income and Growth                                                                       --        33,047            (124)
      Leveraged AllCap                                                                        --        24,436             (60)
      MidCap Growth                                                                           --         6,740          (2,929)
      Small Capitalization                                                                    --            --              --

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --            --              --
      Balanced                                                                                --        18,072          (1,558)
      Growth                                                                                  --        16,438          (2,600)
      Aggressive Growth                                                                       --        23,556             (58)
      Worldwide Growth                                                                        --        19,054             (50)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --            --              --
      Contrafund                                                                              --         1,875              (2)
      Index 500                                                                               --        31,300          (2,610)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --            --              --
      Equity-Income                                                                           --        29,094             (32)
      Growth                                                                                  --        41,683         (39,724)
      Overseas                                                                                --            --              --

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --            --              --
      Utility Fund II                                                                         --         1,070              (4)
      U.S. Government Securities Fund II                                                      --            --              --

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --            --              --
      Balanced                                                                                --            --              --
      Growth and Income                                                                       --            --              --
      Global Discovery                                                                        --         1,270              (8)
      International                                                                           --            --              --

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --            --              --
      Growth Fund II                                                                          --        10,145          (1,014)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                     --         1,377              (3)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --            --              --

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --            --              --
      Mid-Cap Growth                                                                          --         5,898             (42)
      Equity Income                                                                           --            --              --

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               --            10              --
      Research Series                                                                         --         3,033          (1,519)
      Emerging Growth Series                                                                  --        13,592             (40)
      Total Return Series                                                                     --         1,873            (827)
      New Discovery Series                                                                    --         3,627              (9)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --            --              --
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --            --              --


                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                        ENHANCED INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                              11,665            $            8.17
      Income and Growth                                                                   32,923                         9.29
      Leveraged AllCap                                                                    24,376                         7.69
      MidCap Growth                                                                        3,811                         9.45
      Small Capitalization                                                                    --                         7.22

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --                        10.41
      Balanced                                                                            16,514                         9.63
      Growth                                                                              13,838                         8.33
      Aggressive Growth                                                                   23,498                         6.66
      Worldwide Growth                                                                    19,004                         8.20

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --                         9.60
      Contrafund                                                                           1,873                         9.39
      Index 500                                                                           28,690                         9.05

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --                        10.24
      Equity-Income                                                                       29,062                        11.05
      Growth                                                                               1,959                         8.40
      Overseas                                                                                --                         8.45

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --                         9.20
      Utility Fund II                                                                      1,066                         9.15
      U.S. Government Securities Fund II                                                      --                        10.62

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --                        10.62
      Balanced                                                                                --                         9.65
      Growth and Income                                                                       --                         9.60
      Global Discovery                                                                     1,262                         9.13
      International                                                                           --                         8.72

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --                         9.27
      Growth Fund II                                                                       9,131                         8.06

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  1,374                        10.16

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --                         8.56

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --                         9.01
      Mid-Cap Growth                                                                       5,856                        10.07
      Equity Income                                                                           --                        11.53

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               10                         9.85
      Research Series                                                                      1,514                         8.88
      Emerging Growth Series                                                              13,552                         8.16
      Total Return Series                                                                  1,046                        11.21
      New Discovery Series                                                                 3,618                         8.97

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --                         9.64
      International Equity                                                                    --                         9.26
      Value Income Stock                                                                      --                        11.71

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                 ENHANCED DEATH AND INCOME BENEFIT RIDER II
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                                  --        12,458          (1,328)
      Income and Growth                                                                       --        33,302            (964)
      Leveraged AllCap                                                                        --        67,485          (5,017)
      MidCap Growth                                                                           --       125,234          (1,658)
      Small Capitalization                                                                    --         5,145             (11)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --            25               --
      Balanced                                                                                --        43,766            (182)
      Growth                                                                                  --       152,330         (54,057)
      Aggressive Growth                                                                       --       274,658          (2,610)
      Worldwide Growth                                                                                  68,127          (1,781)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --           300              (1)
      Contrafund                                                                              --        20,034            (945)
      Index 500                                                                               --       115,262         (12,518)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --       148,467        (117,914)
      Equity-Income                                                                           --         5,184            (252)
      Growth                                                                                  --        53,044            (154)
      Overseas                                                                                --         6,925             (57)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --           635             (38)
      Utility Fund II                                                                         --           719             (30)
      U.S. Government Securities Fund II                                                      --           238              (8)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --         1,408              (2)
      Balanced                                                                                --         1,209              (1)
      Growth and Income                                                                       --         3,132             (32)
      Global Discovery                                                                        --        11,794             (17)
      International                                                                           --         4,178             (27)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --           988            (266)
      Growth Fund II                                                                          --       110,946            (344)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                     --         4,613              (6)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --         5,582              (7)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --             --              --
      Mid-Cap Growth                                                                          --         6,168             (76)
      Equity Income                                                                           --           136             (23)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               --         3,229              (6)
      Research Series                                                                         --         6,248             (40)
      Emerging Growth Series                                                                  --        68,439          (1,448)
      Total Return Series                                                                     --         8,473             (72)
      New Discovery Series                                                                    --       114,688          (1,451)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --           932             (29)
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --         1,640             (25)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                 ENHANCED DEATH AND INCOME BENEFIT RIDER II
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                              11,130            $            8.16
      Income and Growth                                                                   32,338                         9.28
      Leveraged AllCap                                                                    62,468                         7.68
      MidCap Growth                                                                      123,576                         9.44
      Small Capitalization                                                                 5,134                         7.22

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         25                        10.40
      Balanced                                                                            43,584                         9.62
      Growth                                                                              98,273                         8.32
      Aggressive Growth                                                                  272,048                         6.65
      Worldwide Growth                                                                    66,346                         8.19

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                          299                         9.59
      Contrafund                                                                          19,089                         9.38
      Index 500                                                                          102,744                         9.04

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                        30,553                        10.23
      Equity-Income                                                                        4,932                        11.04
      Growth                                                                              52,890                         8.39
      Overseas                                                                             6,868                         8.44

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                              597                         9.19
      Utility Fund II                                                                        689                         9.14
      U.S. Government Securities Fund II                                                     230                        10.61

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                 1,406                        10.61
      Balanced                                                                             1,208                         9.64
      Growth and Income                                                                    3,100                         9.59
      Global Discovery                                                                    11,777                         9.12
      International                                                                        4,151                         8.71

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                      722                         9.26
      Growth Fund II                                                                     110,602                         8.05

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  4,607                        10.15

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                  5,575                         8.55

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --                         9.01
      Mid-Cap Growth                                                                       6,092                        10.06
      Equity Income                                                                          113                        11.52

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                            3,223                         9.85
      Research Series                                                                      6,208                         8.87
      Emerging Growth Series                                                              66,991                         8.15
      Total Return Series                                                                  8,401                        11.20
      New Discovery Series                                                               113,237                         8.97

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                   903                         9.63
      International Equity                                                                    --                         9.25
      Value Income Stock                                                                   1,615                        11.70

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           CONSULTANT II CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             110,327        85,414         (40,777)
      Income and Growth                                                                   61,815       134,186         (61,522)
      Leveraged AllCap                                                                    80,962       113,127         (42,101)
      MidCap Growth                                                                       40,066       154,941         (46,978)
      Small Capitalization                                                                19,202        78,400         (42,273)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     51,252        33,251          (8,733)
      Balanced                                                                           210,584       243,956         (72,502)
      Growth                                                                             230,318       342,638         (71,218)
      Aggressive Growth                                                                  121,552       291,306        (119,348)
      Worldwide Growth                                                                   236,941     3,250,875      (3,034,249)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       16,640        54,952          (1,277)
      Contrafund                                                                         114,581       184,677         (39,008)
      Index 500                                                                          264,642       414,436        (201,049)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       309,000    21,573,541     (20,309,362)
      Equity-Income                                                                      136,950       118,057         (46,921)
      Growth                                                                             105,637       141,254         (34,600)
      Overseas                                                                            68,426     4,037,574      (4,078,253)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           39,637        43,118         (13,694)
      Utility Fund II                                                                     69,241       108,604         (54,610)
      U.S. Government Securities Fund II                                                  92,305       152,320         (78,025)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                18,799        81,707          (8,902)
      Balanced                                                                            38,133        18,108         (14,360)
      Growth and Income                                                                   11,386        96,395         (84,897)
      Global Discovery                                                                    16,668       165,277         (77,124)
      International                                                                       11,257     4,137,320      (4,002,554)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    3,089       149,980         (86,047)
      Growth Fund II                                                                      41,884        95,868         (52,140)

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                  8,063        39,717          (7,989)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 14,390     4,949,042      (4,877,037)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  13,132         1,274          (3,791)
      Mid-Cap Growth                                                                      16,853        68,817         (17,608)
      Equity Income                                                                       33,427       146,391        (131,252)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           33,404        23,061         (10,958)
      Research Series                                                                     17,884        41,525         (17,244)
      Emerging Growth Series                                                              12,996        52,679         (20,155)
      Total Return Series                                                                 25,481        10,202          (6,976)
      New Discovery Series                                                                27,273        74,477         (18,423)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 7,015           409          (2,778)
      International Equity                                                                    --           499              (1)
      Value Income Stock                                                                   1,202        13,362         (13,362)

                                                                                           CONSULTANT II CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             154,964            $           13.21
      Income and Growth                                                                  134,479                        15.71
      Leveraged AllCap                                                                   151,988                        16.66
      MidCap Growth                                                                      148,029                        16.22
      Small Capitalization                                                                55,329                        11.48

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     75,770                        10.76
      Balanced                                                                           382,038                        14.07
      Growth                                                                             501,738                        14.18
      Aggressive Growth                                                                  293,510                        18.33
      Worldwide Growth                                                                   453,567                        14.40

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       70,315                        11.21
      Contrafund                                                                         260,250                        12.92
      Index 500                                                                          478,029                        12.07

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     1,573,179                        11.03
      Equity-Income                                                                      208,086                        12.14
      Growth                                                                             212,291                        13.82
      Overseas                                                                            27,747                        11.77

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           69,061                         8.91
      Utility Fund II                                                                    123,235                        10.02
      U.S. Government Securities Fund II                                                 166,600                        11.01

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                91,604                        10.84
      Balanced                                                                            41,881                        12.12
      Growth and Income                                                                   22,884                        10.62
      Global Discovery                                                                   104,821                        16.45
      International                                                                      146,023                        12.21

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   67,022                        11.77
      Growth Fund II                                                                      85,612                        17.94

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                 39,791                        15.28

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 86,395                        11.47

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  10,615                        11.02
      Mid-Cap Growth                                                                      68,062                        14.86
      Equity Income                                                                       48,566                        12.29

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           45,507                        11.59
      Research Series                                                                     42,165                        12.71
      Emerging Growth Series                                                              45,520                        16.22
      Total Return Series                                                                 28,707                        12.33
      New Discovery Series                                                                83,327                        18.75

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 4,646                        10.23
      International Equity                                                                   498                        10.00
      Value Income Stock                                                                   1,202                         9.40

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           PREMIER PLANNER CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               32,499        74,656         (12,229)
      International Equity                                                                22,152       141,506          (3,741)

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                       42,567       107,841         (15,390)

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    11,803        82,299         (59,270)
      International Equity                                                                27,207        63,402         (10,804)

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                      34,228       138,623         (12,594)
      Balanced                                                                               386       143,482         (19,479)
      Growth Equity                                                                        3,394       146,639          (7,531)
      Disciplined Equity                                                                     684       171,597         (21,219)
      Value Equity                                                                            32       134,666         (12,044)
      Emerging Growth Equity                                                              16,191       116,732          (1,478)

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                         409       203,451         (33,085)
      Mid Cap Value                                                                           --        93,099          (7,873)
      High Yield                                                                          17,868        59,666          (8,576)

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                                  --        89,512         (30,525)
      Small Cap                                                                               --       136,509         (86,824)

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                            21       147,969         (49,998)
      Foreign Bond                                                                        17,747        13,033            (712)
      Total Return Bond                                                                   54,509       144,991         (17,643)
      Money Market                                                                        45,777       600,494        (338,776)

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                             49,256       106,277         (14,366)

                                                                                           PREMIER PLANNER CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               94,926            $           12.23
      International Equity                                                               159,917                        10.52

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                      135,018                        12.25

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    34,832                         9.41
      International Equity                                                                79,805                        10.02

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                     160,257                        10.86
      Balanced                                                                           124,389                        11.17
      Growth Equity                                                                      142,502                        11.03
      Disciplined Equity                                                                 151,062                        10.08
      Value Equity                                                                       122,654                        12.55
      Emerging Growth Equity                                                             131,445                        12.04

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                     170,775                        12.61
      Mid Cap Value                                                                       85,226                        13.17
      High Yield                                                                          68,958                         9.14

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                              58,987                        11.51
      Small Cap                                                                           49,685                        15.15

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        97,992                        10.39
      Foreign Bond                                                                        30,068                        10.99
      Total Return Bond                                                                  181,857                        11.01
      Money Market                                                                       307,495                        10.54

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                            141,167                        13.45

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         PREMIER PLANNER CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                                3,604        21,349            (775)
      International Equity                                                                 5,621        74,133            (823)

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                           --        54,779          (1,182)

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                     2,809        36,041         (12,862)
      International Equity                                                                 4,064        54,643          (7,857)

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                       8,359        50,325          (4,393)
      Balanced                                                                             7,126        68,188          (5,921)
      Growth Equity                                                                       24,902       110,108         (11,604)
      Disciplined Equity                                                                  11,935        48,157          (5,931)
      Value Equity                                                                        17,183        46,622          (1,762)
      Emerging Growth Equity                                                               5,259        83,801          (2,241)

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                       6,216        89,572          (8,007)
      Mid Cap Value                                                                        6,021        38,921            (794)
      High Yield                                                                              --        23,423            (242)

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                               5,784        78,143         (22,272)
      Small Cap                                                                               --        31,314         (14,611)

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        12,776        73,765          (4,413)
      Foreign Bond                                                                            --         1,236              (5)
      Total Return Bond                                                                      224        59,604          (2,054)
      Money Market                                                                        10,350       162,247         (68,504)

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                                 --        65,888            (930)


                                                                                         PREMIER PLANNER CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               24,178            $           12.20
      International Equity                                                                78,931                        10.50

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                       53,597                        12.22

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    25,988                         9.39
      International Equity                                                                50,850                        10.00

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                      54,291                        10.83
      Balanced                                                                            69,393                        11.14
      Growth Equity                                                                      123,406                        11.00
      Disciplined Equity                                                                  54,161                        10.05
      Value Equity                                                                        62,043                        12.52
      Emerging Growth Equity                                                              86,819                        12.01

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                      87,781                        12.58
      Mid Cap Value                                                                       44,148                        13.14
      High Yield                                                                          23,181                         9.12

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                              61,655                        11.49
      Small Cap                                                                           16,703                        15.11

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        82,128                        10.37
      Foreign Bond                                                                         1,231                        10.97
      Total Return Bond                                                                   57,774                        10.98
      Money Market                                                                       104,093                        10.51

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                             64,958                        13.42

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

     The  following  financial   statements  are  included  in  Part  A  of  the
Registration Statement:

     None

The following  financial  statements are included in Part B of the  Registration
Statement:


The consolidated financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company and subsidiary as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000. (Incorporated by reference from Lincoln Benefit's Annual Report on Form 10K)

     The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2000 and for the years ended December 31, 2000 and 1999.


     The  following  financial   statements  are  included  in  Part  C  of  the
Registration Statement:

     None

     (b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit Life Variable Annuity Account**

(2)  Custody Agreements (not applicable)

(3)  (a) Form of Principal Underwriting Agreement*****

     (b) Form of Selling Agreement******

(4)  Variable Annuity Contract***

(5)  Application for Contract***

(6)  Depositor -- Corporate Documents

     (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended*

     (b) By-Laws of Lincoln Benefit Life Company*

(7)  Reinsurance Contract**

(8)  Participation Agreements:

     (a) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company*

     (b) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation*

     (c) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation*

     (d) (1) Participation Agreement among The Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated*

          (2) Service Agreement between Fred Alger Management, Inc. and Lincoln Benefit Life Company*

     (e) (1) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company*

          (2) Reimbursement Agreement by and between Scudder, Stevens & Clark, Inc. and Lincoln Benefit Life Company*

          (3) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services*

     (f) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc.*

     (g) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and Lincoln Benefit Life Company*

     (h) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company*

     (i) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp.*

     (j) Form of Participation Agreement between Lincoln Benefit Life Company, STI Classic Variable Trust, and STI Capital Management******

(9)  Opinion and Consent of Counsel****

(10) (a) Consent of Attorneys (filed herewith)

     (b)  Consent of Independent Auditors (filed herewith)

(11) Financial Statements Omitted from Item 23 (not applicable)

(12) Initial Capitalization Agreement (not applicable)

(13) Performance Computations****

(27) Financial Data Schedules (not applicable)

------------------------

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 811-7924, 333-50545, filed April 21, 1998.

***Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50737, 811-7924, filed April 22, 1998.

****Pre-effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50737, 811-7924, filed July 24, 1998.


*****Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed January 28, 1999.

******Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 1, 1999.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142.


NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
B. Eugene Wraith                    Director, President and Chief Operating Officer
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Director, Executive Vice President
Rodger A. Hergenrader               Director, Senior Vice President
J. Kevin McCarthy                   Director
Kevin R. Slawin                     Director
J. Scott Taylor                     Director, Senior Vice President
Michael J. Velotta                  Director, Assistant Secretary and Assistant General Counsel
Carol S. Watson                     Director, Senior Vice President, General Counsel, and Secretary
Dean M. Way                         Director, Senior Vice President and Actuary
Patricia W. Wilson                  Director
Thomas J. Wilson, II                Director, Chairman of the Board and Chief Executive Officer
Janet P. Anderbery                  Vice President
Bob W. Birman                       Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Thomas S. Holt                      Vice President
Sharyn L. Jenson                    Vice President
Matthew A. Monson                   Vice President and Actuary
Maxine Payton                       Vice President
Samuel H. Pilch                     Vice President and Controller
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Regina Wheat                        Vice President
Errol Cramer                        Appointed Actuary
Karen C. Gardner                    Assistant Vice President
Susan L. Lees                       Assistant Secretary
Robert E. Transon                   Assistant Secretary
Barry S. Paul                       Assistant Treasurer
James P. Zils                       Assistant Treasurer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 26, 2001.


ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 1, 2001, the Registrant has 366 qualified Contract owners and 572 non-qualified Contract owners.


ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. serves as distributor for the Registrant. The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

 Allstate Financial Advisors Separate Account I
 Allstate Life Insurance Separate Account A
 Allstate Life of New York Separate Account A
 Glenbrook Life and Annuity Company Separate Account A
 Glenbrook Life and Annuity Company Variable Annuity Account
 Glenbrook Life and Annuity Variable Account
 Glenbrook Life Discover Variable Account A
 Glenbrook Life Variable Life Separate Account A
 Glenbrook Life Multi-Manager Variable Account
 Glenbrook Life Scudder Variable Account A
 Glenbrook Life AIM Variable Separate Account A
 Lincoln Benefit Life Variable Annuity Account
 Lincoln Benefit Life Variable Account
 Charter National Variable Annuity Account
 Charter National Variable Account
 Intramerica Variable Annuity Account

The following are the directors and officers of ALFS, Inc. Their principal business address is 3100 Sanders Road, Northbrook, Illinois 60062.



NAME                                POSITION WITH DISTRIBUTOR
---------------------------         ------------------------------------------------
John R. Hunter                      President, Chief Executive Officer and Director
Kevin R. Slawin                     Director
Michael J. Velotta                  Director and Secretary
Thomas J. Wilson II                 Director
Janet M. Albers                     Vice President and Controller and Treasurer
Brent H. Hamann                     Vice President
Andrea J. Schur                     Vice President
Lisa A. Burnell                     Assistant Vice President and Compliance Officer
Joanne M. Derrig                    Assistant Secretary and Assistant General Counsel
Susan M. Lees                       Assistant Secretary
Carol S. Watson                     Assistant Secretary
Barry S. Paul                       Assistant Treasurer
James P. Zils                       Assistant Treasurer


(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                        (2)
            (1)                  Net Underwriting                  (3)                        (4)
     Name of Principal             Discounts and              Compensation                 Brokerage                     (5)
        Underwriter                 Commission                on Redemption               Commission                Compensation
         ALFS, Inc                       0                          0                          0                          0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

The Company further represents that fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 19, 2001.


                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                                   (REGISTRANT)
                                By:        LINCOLN BENEFIT LIFE COMPANY
                                                            (DEPOSITOR)
                                By:         /s/ B. EUGENE WRAITH
                                    ----------------------------------------
                                    B. Eugene Wraith
                                    PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Post Effective Amendment has been signed by the following persons in the capacities and on the dates indicated:


         SIGNATURE                                   TITLE                                                DATE
------------------------------                       --------------------------                           -------------------

/s/ B. Eugene Wraith
-------------------------------                      President, Chief Operating Officer & Director        April 19, 2001
B.  Eugene Wraith
(Principal Executive Officer)


/s/ Robert L. Vance
------------------------------                       Vice President & Assistant Treasurer                 April 19, 2001
Robert L. Vance
(Principal Financial Officer)



-----------------------------                        Vice President & Controller                          April 19, 2001
Samuel H. Pilch
(Principal Accounting Officer)


/s/ Lawrence W. Dahl
-----------------------------                        Executive Vice President & Director                  April 19, 2001
Lawrence W. Dahl


/s/ Douglas F. Gaer
----------------------------                         Executive Vice President & Director                  April 19, 2001
Douglas F. Gaer


/s/ Rodger A. Hergenrader
-----------------------------                        Senior Vice President & Director                     April 19, 2001
Rodger A. Hergenrader



----------------------------                         Director                                             April 19, 2001
J. Kevin McCarthy



----------------------------                         Director                                             April 19, 2001
Kevin R. Slawin


/s/ J. Scott Taylor
--------------------------                           Executive Vice President & Director                  April 19, 2001
J. Scott Taylor



----------------------------                         Director, Assistant General Counsel                  April 19, 2001
Michael J. Velotta                                        & Assistant Secretary


/s/ Carol S. Watson
----------------------------                         Senior Vice President, General Counsel,              April 19, 2001
Carol S. Watson                                           Secretary & Director


/s/ Dean M. Way
----------------------------                         Senior Vice President, Actuary & Director            April 19, 2001
Dean M. Way



----------------------------                         Director                                             April 19, 2001
Patricia W. Wilson


-------------------------------                      Chairman of the Board, Chief Executive               April 19, 2001
Thomas J. Wilson, II                                      Officer & Director



                                INDEX TO EXHIBITS
                                       FOR
                       REGISTRATION STATEMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                           Sequential Page No.
------------------                                    --------------------------

10(a) Consent of Independent Auditors
10(b) Consent of Attorneys